UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                             [LOGO]
                                                       AMERICAN HOSPITAL
                                                          ASSOCIATION

                                                   AHA INVESTMENT FUNDS(TM)
                                               A SERIES OF THE CNI CHARTER FUNDS

                                [GRAPHIC OMITTED]

                                 March 31, 2008

2008 SEMI-ANNUAL REPORT

     AHA Limited Maturity Fixed Income Fund

     AHA Full Maturity Fixed Income Fund

     AHA Balanced Fund

     AHA Diversified Equity Fund

     AHA Socially Responsible Equity Fund

                                          CCM Advisors LLC, is the AHA-sponsored
                               investment advisor for the AHA Investment Program

TABLE OF CONTENTS

                                 Semi-Annual Report
                                 AHA Investment Funds
                                 Series of CNI Charter Funds

                   2   Letter to Our Shareholders

                   6   Schedules of Investments

                  33   Statements of Assets and Liabilities

                  34   Statements of Operations

                  36   Statements of Changes in Net Assets

                  38   Financial Highlights

                  40   Notes to Financial Statements

                  46   Disclosure of Fund Expenses

                  47   Approval of Sub-Advisory Agreement

--------------------------------------------------------------------------------

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request by calling 1-800-445-1341, (2) on the CNI Charter Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.The most current Form N-Q is also available on the CNI Charter Funds' website at www.cnicharterfunds.com and without charge, upon request by calling 1-800-445-1341.


                          AHA INVESTMENT FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2008
--------------------------------------------------------------------------------

Dear Shareholder:

The first half of our fiscal year, the six months ending March 31, 2008, have witnessed turmoil in the bond markets due to the sub-prime debt crisis and the resulting emergency actions by the Federal Reserve Bank to ease credit markets. Fed funds rates were cut repeatedly over the six months which have actually proved beneficial to investors in the AHA Limited Maturity Fixed Income Fund and Full Maturity Fixed Income Fund, as discussed below. Further, equity markets have been down across the board with the S&P 500 off -12.46% in the half year as oil prices reached new peaks and the economy hovers in the early phases of recession. While investors in the AHA Diversified Equity Fund experienced this along with the market as a whole, the Fund was restructured during this period to provide more diversification by investment strategy and risk control.

Please find below a review of the first half of the fiscal year for the AHA Investment Funds

AHA LIMITED MATURITY FIXED INCOME FUND

Because of strict high credit quality standards this Fund has responded favorably to Federal Reserve rate cuts designed to stem an economic recession and the crisis in credit markets. The two managers of the AHA Limited Maturity Fund diversify by investing in different maturity ranges: Patterson Capital Corporation manages in the 1-3 year maturity range whereas City National Asset Management, Inc. ("CNAM") manages in the 1-5 year maturity range. As a defensive strategy the managers bought even higher quality securities raising the average credit quality from AA+ to AAA- over the course of the half year. The Fund's overall duration shortened slightly to 2.0 years at March 31st, as CNAM in particular shortened its portfolio maturity to 2.6 years as the under three year segments of the yield curve (i.e., the curve that plots the yields of Treasury securities with differing maturity dates) stood to benefit the most from Fed rate cuts. The Fund's securities were distributed almost evenly among Treasuries, agencies, mortgages and corporate bonds as a diversification and income producing approach, since non-Treasury bonds generally produce higher income than Treasuries themselves.

Over the past six months ending March 31, 2008, the Institutional Class of the AHA Limited Maturity Fixed Income Fund produced a total return, net of fees, of 4.28% as compared to 1.95% for 90 day Treasury Bills and 5.41% for 1-3 year Treasuries. Note that the flight to Treasuries in the period produced a jump in the 1-3 year Treasury Index returns, whereas the Limited Maturity Fixed Income Fund is a bond fund diversified across multiple sectors. For income oriented investors, the drop in rates caused the 30 day yield on Treasury Bills to fall from 3.94% in October to 1.38% in March; while the 30 day yield on the AHA Limited Maturity Fixed Income Fund went from 4.20% in October to 2.79% in March, giving investors a 1.41% advantage. The table below shows the movement of the yield curve over the six months:


YIELD CURVE OF U.S. TREASURY SECURITIES AS OF 3/31/08, 12/31/07 AND 9/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         3/31/08  12/31/07  9/30/07
3M         1.38     3.36     3.82
6M         1.51     3.49     4.09
1 Yr       1.55     3.34     4.05
2 Yr       1.62     3.05     3.97
3 Yr       1.79     3.07     4.03
           2.12     3.26     4.13
5 Yr       2.46     3.45     4.23
           2.88     3.70     4.38
10 Yr      3.45     4.04     4.59
           3.67     4.27     4.74
           3.88     4.50     4.89
           4.09     4.47     4.86
25Yr+      4.30     4.45     4.83


Both managers followed policies of not investing Fund assets in low quality sub-prime debt or structured investment vehicles. In November the money market sweep account for all of the AHA Funds was changed from a prime money market fund to a Treasuries only daily sweep to ensure the Funds were not exposed to commercial paper with credit con-cerns. The high credit standards of the AHA Funds are of primary concern as we seek to maintain liquidity and safety for our investors.


                          AHA INVESTMENT FUNDS | PAGE 2
letter to our shareholders
MARCH 31, 2008
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME

This Fund also combines two sub-advisors: a core bond manager, Baird Advisors, with a mandate to follow a market neutral duration compared to the Lehman Aggregate Index; and Boyd Watterson Asset Management, LLC, an alpha manager whose role is to move duration proactively in comparison to the Lehman Intermediate Government/Credit Index. Our objective is to maintain a broadly-invested core bond portfolio and seek additional return through duration and interest rate tactical management.

In the six months ending March 31, 2008, the Institutional Class of the Fund achieved a net total return of 4.37%, compared to 5.24% for the Lehman Aggregate Index and 6.01% for the Lehman Intermediate Government/Credit Index. We note that the Lehman Intermediate Government/Credit Index contains no mortgage exposure of any kind, while the Fund holds high quality, AAA-rated mortgages, which were impacted by the market-wide credit crunch. The flight to safety across debt markets favored Treasuries over all other sectors over this period. The return of this Fund compares favorably to the Lipper, Inc. Corporate Debt Funds A Rated benchmark which had an average return of 1.88% for the half year. The Fund managers over-weighted corporate, mortgage and asset backed, dollar-issued bonds of foreign entities, and under-weighted Treasury and to a lesser degree agency issues. The Fund is an investment grade Fund with an average credit quality rating of AA, and the Fund's managers avoided any losses due to the sub-prime, lower grade mortgage lenders. The Fund is structured to provide safety through high quality investment grade holdings.

AHA BALANCED FUND

This Fund is what Morningstar labels a moderately balanced fund, with target weightings of 60% large cap core stocks, 30% core bonds, and 10% cash. During the six months ending March 31, 2008, the Fund's portfolio was divided between two managers, Freeman Associates for core equity and Baird Advisors for core bonds. During the first half of the fiscal year the Institutional Class of the Fund returned (6.73)% compared to (5.95)% for its blended index of 60% S&P 500, 30% Lehman Aggregate and 10% Treasury Bills. The approach of the core equity manager, Freeman Associates, relies heavily upon quantitative models emphasizing price-to-cash flow, price-to-earnings and price-to-sales ratios. Freeman's portion of the Fund is diversified in all S&P 500 sectors within a narrow range of the sector weightings of the Index. The core bond manager, Baird Advisors, with a mandate to follow a market neutral duration compared to the Lehman Aggregate Index, maintains a broadly-invested core bond portfolio and seeks additional return through sector weightings.

AHA DIVERSIFIED EQUITY FUND

During the six month period ending March 31, 2008, this Fund was restructured to keep its goal of diversification by investment style intact. As the stock market turned a corner in 2007 from favoring value to growth oriented stocks, we added a growth manager to the blend as the investment adviser's Investment Committee believes the bias for growth stocks to be a long term trend. Turner Investment Partners, Inc. was added to the Fund on February 29th as a large cap growth ALPHA manager. An ALPHA manager seeks to provide returns in excess of market generated returns, and may be more concentrated in certain industry sectors. SKBA Capital Management, LLC (large/ mid-cap ALPHA) and AMBS Investment Counsel, LLC (traditional large cap value), provide value style to the Fund to complement the core manager, Freeman Associates Investment Management, LLC, as illustrated in the pie chart.


                          AHA INVESTMENT FUNDS | PAGE 3
letter to our shareholders
MARCH 31, 2008
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Freeman - Core                                                           36.00%
AMBS - Fundamental Value                                                 18.25%
SKBA - Large Mid-Value                                                   18.25%
Turner Investment - Growth                                               27.50%

During the six month period under review, the Institutional Class of this Fund returned (12.87)%, as compared to (12.46)% for the S&P 500 Index. The approach of the core manager, Freeman Associates, relies heavily upon quantitative models emphasizing price-to-cash flow, price-to-earnings and price-to-sales ratios. The core half of the Fund is diversified in all S&P 500 sectors within a narrow range of the sector weightings of the Index.

SKBA, an alpha manager in the large/mid-capitalization range, was able to add to the Fund's performance by diversification in holdings with favorable dividend and price valuations in the Energy, Healthcare and non-bank Financials sectors. Underweights in the Consumer Staples and Materials, sectors which performed well in the half year, caused the comparative performance of this portion of the Fund's portfolio to lag.

AMBS, a traditional value manager, concentrates holdings in certain sectors. AMBS held no Utilities, and although that sector did well in 2007, in the first quarter of 2008 it was advantageous to under (or zero) weight this sector. AMBS also had a heavy weighting in Consumer Staples and Industrials, two of the better performing sectors, and fortunately underweighted Financials, which underperformed in this period. However, Information Technology, a large sector holding, detracted from performance in the period.

On February 29th, Turner Investment Partners, LLC began management of 27.5% of the Fund, with assets transferred proportionately from the other three managers. In March, its first month of sub-advising the Fund, Turner avoided overweighting Information Technology, which was beneficial as that sector was weak. Turner's other largest sector allocations were to Healthcare and Energy, which were middle of the pack in the month.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

This Fund is managed solely by SKBA Capital Management, LLC, a manager with expertise in socially conscious investing, using a value oriented philosophy. For the half year ending March 31, 2008, the Institutional Class of the Fund returned (12.19)% net of fees, compared to (12.34)% for the Domini 400 Social Index. The manager invests from a universe of companies which are screened for social values including pro-environmental, good corporate governance and citizenship and following the guidelines of the U.S. Conference of Catholic Bishops. Starting with a universe of 600 companies remaining after social screening of the Russell Value Index and stocks outside of the Index, this Fund seeks to invest responsibly using fundamental stock valuation analysis and through social concerns. The Fund is heavily weighted in Energy, notably natural gas production and distribution as a clean energy source (Chesapeake Energy and Atmos Energy), Financials (NASDAQ, and Marsh & McLennan), Health (Johnson & Johnson) and Consumer Discretionary (Honda Motor) sectors.


                          AHA INVESTMENT FUNDS | PAGE 4
letter to our shareholders
MARCH 31, 2008
--------------------------------------------------------------------------------

We at CCM Advisors, LLC, the investment advisor to the AHA Investment Funds, series of the CNI Charter Funds, are grateful for your trust. We are confident that our combination of safety through high quality fixed income investments and core plus ALPHA equity strategies is designed to provide an optimal investment approach that will weather up and down market cycles and meet our investors' risk control and return optimization needs.

   Sincerely,

/s/ Timothy G.Solberg

   Timothy G.Solberg, CFA
   CHIEF INVESTMENT OFFICER
   AHA INVESTMENT FUNDS, SERIES OF THE CNI CHARTER FUNDS

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

OPINIONS EXPRESSED ABOVE ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED, AND SHOULD NOT BE CONSIDERED A RECOMMENDATION TO BUY OR SELL ANY SECURITY. PLEASE REFER TO THE SCHEDULE OF INVESTMENTS IN THE REPORT FOR FUND HOLDINGS AND INDEX DEFINITIONS. PORTFOLIO HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE.

THE ADVISER HAS AN AGREEMENT IN PLACE TO WAIVE FEES. IN THE ABSENCE OF SUCH WAIVERS, TOTAL RETURN WOULD BE REDUCED.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

CHANGING INTEREST RATES CAN ADVERSELY AFFECT THE VALUE OF AN INVESTMENT IN THE AHA LIMITED AND FULL MATURITY FUNDS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.


                          AHA INVESTMENT FUNDS | PAGE 5
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA LIMITED MATURITY FIXED INCOME FUND

TYPE OF SECURITY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Mortgage-Backed Obligations                               32.0%
U.S. Treasury Obligations                                                 24.4%
Corporate Bonds                                                           22.9%
U.S. Government Agency Obligations                                        16.4%
Mortgage-Backed Securities                                                 2.1%
Cash Equivalent                                                            1.2%
Municipal Bond                                                             1.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS [31.7%]
   FFCB, Ser IA2, Cl 1
      5.220%, 10/21/13                              $        644    $       693
   FFCB, Ser IA8, Cl 1
      4.650%, 01/21/14                                     1,389          1,390
   FHLB
      4.375%, 03/17/10                                     1,825          1,900
   FHLMC REMIC, Ser R003,
      Cl AG
      5.125%, 10/15/15                                       886            899
   FHLMC REMIC,
      Ser R005, Cl AB
      5.500%, 12/15/18                                     1,315          1,344
   FHLMC REMIC, Ser R006,
      Cl AK
      5.750%, 12/15/18                                       799            816
   FHLMC REMIC,
      Ser R007, Cl AC
      5.875%, 05/15/16                                       775            787
   FHLMC REMIC, Ser R009,
      Cl AJ
      5.750%, 12/15/18                                     1,321          1,352
   FHLMC REMIC, Ser R010,
      Cl AB
      5.500%, 12/15/19                                     1,537          1,583
   FHLMC REMIC, Ser R013,
      Cl AB
      6.000%, 12/15/21                                     1,547          1,590
   FHLMC REMIC, Ser R014,
      Cl AL
      5.500%, 10/15/14                                     1,244          1,262
   FHLMC REMIC,
      Ser R015, Cl AN
      3.750%, 02/15/13                                     1,759          1,748
   FHLMC, Pool J04241
      5.500%, 01/01/22                                       928            948
   FHLMC, Pool J04459
      5.000%, 03/01/22                                       270            272
   FHLMC, Pool J04492
      5.000%, 03/01/22                                       379            384

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   FHLMC, Pool J04508
      5.000%, 03/01/22                              $        270    $       273
   FNMA
      4.750%, 12/15/10                                     1,000          1,056
   FNMA, Pool 541946
      7.500%, 07/01/30                                         1              1
   FNMA, Pool 584930
      7.500%, 05/01/31                                         2              2
   FNMA, Pool 837191
      5.000%, 12/01/20                                       762            770
   FNMA, Pool 837196
      5.500%, 02/01/21                                       739            756
   FNMA, Pool 961783
      4.500%, 02/01/23                                       956            952
   GNMA, Pool 2003 31 PB,
      Cl PB
      5.500%, 02/16/32                                     1,244          1,274
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $21,750)                                                22,052
         =======================================================================

U.S. TREASURY OBLIGATIONS [24.2%]
   U.S.Treasury Notes
      6.000%, 08/15/09                                     4,700          4,986
      4.875%, 04/30/11                                       875            953
      4.625%, 07/31/09                                     1,300          1,353
      4.500%, 05/15/10                                     1,190          1,263
      4.500%, 02/28/11                                     2,185          2,355
      3.875%, 09/15/10                                     1,500          1,581
      3.625%, 10/31/09                                       300            309
      3.500%, 12/15/09                                       500            516
      2.625%, 03/15/09                                     1,500          1,515
      2.000%, 02/28/10                                     2,000          2,014
   -----------------------------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $16,488)                                                16,845
         =======================================================================

CORPORATE BONDS [22.7%]
   AEROSPACE & DEFENSE [0.3%]
   United Technologies
      4.375%, 05/01/10                                       200            205
   =============================================================================

   BANKS [2.0%]
   HSBC Holding
      7.500%, 07/15/09                                       200            207
   U.S. Bank, NA
      6.375%, 08/01/11                                     1,100          1,191
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            1,398
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 6
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA LIMITED MATURITY FIXED INCOME FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [0.4%]
   Dow Chemical
      5.750%, 12/15/08                              $        250    $       254
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.6%]
   IBM, MTN
      4.375%, 06/01/09                                     1,100          1,123
   =============================================================================

   ELECTRICAL PRODUCTS [0.4%]
   Public Service Electric & Gas,
      Ser C, MTN
      4.000%, 11/01/08                                       250            250
   =============================================================================

   FINANCE AUTO LOANS[0.4%]
   Toyota MotorCredit
      5.500%, 12/15/08                                       300            303
   =============================================================================

   FINANCIAL SERVICES [1.8%]
   American General Finance,
      Ser H, MTN
      5.375%, 10/01/12                                       710            697
   Boeing Capital
      6.100%, 03/01/11                                       250            266
   International Lease Finance
      4.350%, 09/15/08                                       300            299
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               1,262
   =============================================================================

   INSURANCE [0.3%]
   Allstate
      7.200%, 12/01/09                                       200            212
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [6.4%]
   Credit Suisse First Boston
      6.125%, 11/15/11                                     1,100          1,162
      3.875%, 01/15/09                                       300            300
   Goldman Sachs Group
      6.650%, 05/15/09                                     1,100          1,129
   Lehman Brothers Holdings
      6.625%, 01/18/12                                       735            742
   Morgan Stanley
      6.750%, 04/15/11                                     1,100          1,153
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  4,486
   =============================================================================

   MULTI MEDIA [1.7%]
   Walt Disney, MTN
      6.375%, 03/01/12                                     1,100          1,191
   =============================================================================

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   OIL, GAS & CONSUMABLE FUELS [0.8%]
   ConocoPhillips
      8.750%, 05/25/10                              $        250    $       279
   Unilever Capital
      7.125%, 11/01/10                                       250            274
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                        553
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [1.7%]
   Conoco Funding
      6.350%, 10/15/11                                     1,100          1,198
   =============================================================================

   RETAIL [0.7%]
   Target
      5.400%, 10/01/08                                       250            253
   Wal-Mart Stores
      6.875%, 08/10/09                                       200            211
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             464
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.2%]
   AT&T
      6.250%, 03/15/11                                     1,100          1,152
   Bellsouth Telecommunications
      5.875%, 01/15/09                                       300            305
   Verizon Communications
      7.250%, 12/01/10                                     1,350          1,450
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,907
   -----------------------------------------------------------------------------

         TOTAL CORPORATE BONDS
           (Cost $15,599)                                                15,806
         =======================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [16.3%]
   FHLB
      4.875%, 05/14/10                                     2,280          2,400
      4.375%, 09/17/10                                     1,515          1,585
   FHLMC
      5.250%, 05/21/09                                       980          1,013
      5.125%, 10/15/08                                     1,200          1,219
      4.250%, 07/15/09                                       675            692
   FNMA, MTN
      6.625%, 09/15/09                                     1,200          1,275
      5.500%, 03/15/11                                     1,200          1,291
      4.875%, 04/15/09                                       685            703
      3.250%, 02/15/09                                     1,105          1,114
   -----------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $10,942)                                                11,292
         =======================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 7
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA LIMITED MATURITY FIXED INCOME FUND (CONCLUDED)

                                                     FACE AMOUNT
DESCRIPTION                                         (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES [2.1%]
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001 TOP2, Cl A1
      6.080%, 02/15/35                              $        289    $       291
   GMAC Commercial Mortgage
      Securities, Ser 2004 C3, Cl A2
      3.950%, 12/10/41                                       260            258
   JPMorgan Chase Commercial
      Mortgage, Ser 2005 LDP5, Cl A1
      5.035%, 12/15/44                                       444            443
   Morgan Stanley Capital Investments,
      Ser 2005 T17, Cl A2
      4.110%, 12/13/41                                       481            477
   -----------------------------------------------------------------------------

         TOTAL MORTGAGE BACKED SECURITIES
           (Cost $1,492)                                                  1,469
         =======================================================================

MUNICIPAL BOND [1.0%]
   Philadelphia School District, Ser A,
      General Obligation Student Aid
      Withholding                                            625            679
   -----------------------------------------------------------------------------

         TOTAL MUNICIPAL BOND
           (Cost $671)                                                      679
         =======================================================================

CASH EQUIVALENT [1.2%]
   AIM STIT-Treasury
      Portfolio, 1.24%*                                  850,868            851
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $851)                                                      851
         =======================================================================

         TOTAL INVESTMENTS [99.2%]
           (Cost $67,793)                                           $    68,994
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $69,532,649.

*    THE RATE SHOWN RESPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 8
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND

TYPE OF SECURITY WEIGHTINGS*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                                            29.8%
U.S. Government Agency Obligations                                         20.8%
U.S. Government Mortgage-Backed Obligations                                15.1%
U.S. Treasury Obligations                                                  15.0%
Mortgage-Backed Securities                                                 14.9%
Cash Equivalents                                                            2.5%
Asset-Backed Securities                                                     1.2%
Foreign Government Bonds                                                    0.6%
Municipal Bond                                                              0.1%

*    Percentages based on total investments.

--------------------------------------------------------------------------------
                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [30.0%]
   AEROSPACE & DEFENSE [0.5%]
   United Technologies
      4.375%, 05/01/10                              $        215    $       220
   =============================================================================

   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                       100            100
   =============================================================================

   BANKS [5.2%]
   AmSouth Bancorp
      6.750%, 11/01/25                                        75             73
   Bank of America
      10.200%, 07/15/15                                      100            130
      5.750%, 12/01/17                                       365            378
   Bank One
      10.000%, 08/15/10                                       89             99
   Bankers Trust
      7.250%, 10/15/11                                        46             52
   Deutsche Bank
      6.000%, 09/01/17                                       180            188
   Dresdner Bank New York
      7.250%, 09/15/15                                       150            162
   European Investment Bank
      4.625%, 03/21/12                                       450            478
   FHLB of Chicago
      5.625%, 06/13/16                                       185            203
   HSBC Holding
      7.500%, 07/15/09                                       285            295
   Santander Central Hispano
      Issuances
      7.625%, 09/14/10                                       100            110
   Wachovia
      6.300%, 04/15/08                                       150            150
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            2,318
   =============================================================================

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION [0.3%]
   Hanson Australia Funding
      5.250%, 03/15/13                              $         75    $        76
   Masco
      6.125%, 10/03/16                                        75             66
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            142
   =============================================================================

   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                        75             82
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.7%]
   IBM, MTN
      4.375%, 06/01/09                                       300            306
   =============================================================================

   DATA PROCESSING [0.2%]
   Fiserv
      6.125%, 11/20/12                                       100            103
   =============================================================================

   DIVERSIFIED OPERATIONS [0.4%]
   Hutchison Whampoa International (A)
      5.450%, 11/24/10                                       150            155
   =============================================================================

   DRUGS [1.0%]
   Abbott Laboratories
      5.600%, 05/15/11                                       325            345
   Teva Pharmaceutical
      5.550%, 02/01/16                                        75             76
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                              421
   =============================================================================

   ENERGY [1.5%]
   Carolina Power & Light
      5.150%, 04/01/15                                        80             81
   Exelon
      5.625%, 06/15/35                                        75             66
   Korea Electric Power
      7.750%, 04/01/13                                        95            106
      6.750%, 08/01/27                                        75             76
   NiSource Finance
      7.875%, 11/15/10                                        75             82
   Pacific Gas & Electric
      6.050%, 03/01/34                                        25             25
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                        75             72
   Public Service Company
      of Colorado, Ser 14
      4.375%, 10/01/08                                       100            100
   United Utilities
      6.450%, 04/01/08                                        70             70
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             678
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 9
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [4.0%]
   American Express Credit
      3.000%, 05/16/08                              $        300    $       300
   American General Finance
      8.450%, 10/15/09                                       100            106
   Associates Corp of North
      America, Ser A
      7.950%, 02/15/10                                        75             81
   Eksportsfinans, Ser G
      5.125%, 10/26/11                                       300            320
   General Electric Capital, MTN
      5.500%, 04/28/11                                       330            346
   General Electric Capital, Ser A,
      MTN
      6.000%, 06/15/12                                        75             80
   HSBC Finance
      5.000%, 06/30/15                                        75             71
   Residential Capital
      8.000%, 02/22/11                                        75             37
   Svensk Exportkredit
      4.875%, 01/19/10                                       280            291
   UFJ Finance Aruba
      6.750%, 07/15/13                                       125            139
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               1,771
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [1.2%]
   Coca Cola
      5.350%, 11/15/17                                       290            303
   Kraft Foods
      6.500%, 08/11/17                                       190            195
   Pepsi Bottling Holdings (A)
      5.625%, 02/17/09                                        50             51
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           549
   =============================================================================

   INSURANCE [0.4%]
   Protective Life
      4.300%, 06/01/13                                       100             97
   Travelers (B)
      6.250%, 03/15/37                                       100             88
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                          185
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [5.7%]
   Bear Stearns, MTN (B)
      3.474%, 01/31/11                                       340            312
   Citigroup
      3.625%, 02/09/09                                       300            299
   Credit Suisse USA
      5.250%, 03/02/11                                       325            335

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Goldman Sachs Group
      6.600%, 01/15/12                              $        200    $       211
      5.150%, 01/15/14                                        75             74
      2.971%, 06/28/10 (B)                                   100             97
   Jefferies Group
      6.450%, 06/08/27                                       100             80
   JPMorgan Chase
      6.000%, 01/15/18                                       150            156
   Lehman Brothers Holdings
      6.625%, 01/18/12                                       300            303
      6.500%, 07/19/17                                       100             95
   Merrill Lynch
      6.000%, 02/17/09                                       325            326
   Merrill Lynch, Ser C, MTN (B)
      3.315%, 02/05/10                                        70             67
   Morgan Stanley
      4.750%, 04/01/14                                        75             70
      4.538%, 01/15/10 (B)                                   140            137
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,562
   =============================================================================

   MANUFACTURING [0.5%]
   General Electric
      5.000%, 02/01/13                                       150            155
   Tyco International Group
      6.375%, 10/15/11                                        75             75
   -----------------------------------------------------------------------------

   TOTAL MANUFACTURING                                                      230
   =============================================================================

   MEDICAL PRODUCTS [0.3%]
   Johnson & Johnson
      5.550%, 08/15/17                                       130            140
   =============================================================================

   METALS & MINING [0.5%]
   Vale Overseas
      6.875%, 11/21/36                                       100             97
      6.250%, 01/23/17                                       100            100
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    197
   =============================================================================

   MULTI MEDIA [0.9%]
   Time Warner
      9.125%, 01/15/13                                        50             56
      5.875%, 11/15/16                                        85             81
   Viacom
      7.700%, 07/30/10                                        75             79
   Walt Disney, MTN
      6.375%, 03/01/12                                       150            162
   -----------------------------------------------------------------------------

   TOTAL MULTI MEDIA                                                        378
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 10
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   OIL, GAS & CONSUMABLE FUELS [1.4%]
   ConocoPhillips
      5.300%, 04/15/12                              $        300    $       317
   Shell International
      5.625%, 06/27/11                                       300            322
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                        639
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                                        75             70
   Pemex Project Funding
      Master Trust
      9.125%, 10/13/10                                        50             56
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                          126
   =============================================================================

   RETAIL [1.7%]
   Home Depot
      5.250%, 12/16/13                                       310            303
   Lowe's
      5.000%, 10/15/15                                       200            201
   Target
      6.350%, 01/15/11                                       250            265
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             769
   =============================================================================

   SECURITY BROKERS & DEALERS [0.2%]
   iStar Financial
      5.850%, 03/15/17                                       100             69
   =============================================================================

   SHORT TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
      5.200%, 06/01/15                                       100             75
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [2.2%]
   British Telecommunications
      9.125%, 12/15/30                                       100            124
      8.625%, 12/15/10 (C)                                    60             66
   Deutsche Telekom
      International Finance
      8.250%, 06/15/30                                        75             90
      8.000%, 06/15/10                                        25             27
   France Telecom
      7.750%, 03/01/11                                        50             54
   New Cingular Wireless Services
      8.750%, 03/01/31                                        75             91
   SBC Communications
      5.300%, 11/15/10                                       300            311
   Sprint Capital
      6.900%, 05/01/19                                        75             59

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Telecom Italia Capital
      7.200%, 07/18/36                              $         75    $        71
   Telefonica Emisiones
      6.421%, 06/20/16                                        75             77
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    970
   =============================================================================

   TRANSPORTATION SERVICES [0.3%]
      FedEx
      9.650%, 06/15/12                                       125            150
   -----------------------------------------------------------------------------

         TOTAL CORPORATE BONDS
            (Cost $13,174)                                               13,335
         =======================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [20.9%]
   FAMC, MTN
      4.250%, 07/29/08                                        20             20
   FFCB
      4.875%, 04/04/12                                       200            214
   FHLMC
      6.875%, 09/15/10                                       300            331
      5.875%, 03/21/11                                       350            378
      4.375%, 07/17/15                                       810            838
   FNMA, MTN
      6.625%, 09/15/09                                       200            212
      6.125%, 03/15/12                                       740            826
      6.000%, 05/15/11                                     2,550          2,788
      5.000%, 02/13/17                                       950          1,015
      4.625%, 05/01/13                                       200            203
      4.625%, 10/15/13                                       400            424
      4.250%, 09/25/22                                       226            228
      3.875%, 02/15/10                                       325            335
   FNMA, Pool 745418
      5.500%, 04/01/36                                     1,465          1,482
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $8,972)                                                 9,294
         =======================================================================

MORTGAGE BACKED SECURITIES [15.0%]
   Banc of America Alternative
      Loan Trust, Ser 2004 2, Cl 5A1
      5.500%, 03/25/19                                       118            114
   Banc of America Alternative
      Loan Trust, Ser 2005 4, Cl CB11
      5.500%, 05/25/35                                       118            117
   Banc of America Alternative
      Loan Trust, Ser 2005 6, Cl 7A1
      5.500%, 07/25/20                                        98             99
   Banc of America Alternative
      Loan Trust, Ser 2005 9, Cl 1CB3
      5.500%, 10/25/35                                       114            110

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 11
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Banc of America Alternative
      Loan Trust, Ser 2006 2, Cl 6A1
      5.500%, 03/25/21                              $        132    $       124
   Bayview Financial Acquisition Trust,
      Ser 2007 A, Cl 1A2
      6.205%, 04/28/37                                       200            196
   Bear Stearns Commercial
      Mortgage Security,
      Ser 2007 PW16, Cl AM (B)
      5.713%, 06/11/40                                       300            274
   Capital One Multi Asset
      Execution Trust, Ser 2006 A9,
      Cl A9 (B)
      2.830%, 05/15/13                                       500            490
   Chase Mortgage Finance,
      Ser 2003 S13, Cl A11
      5.500%, 11/25/33                                       100            100
   Citigroup
      5.205%, 12/11/49                                       400            389
   Citigroup Mortgage Loan Trust,
      Ser 2005 9, Cl 2A2
      5.500%, 11/25/35                                       105            102
   Commercial Mortgage,
      Ser 2006 C8, Cl A2B
      5.248%, 12/10/46                                       185            181
   Countrywide Asset Backed
      Certificate, Ser 2007 S1,
      Cl A6 (B)
      5.693%, 02/25/37                                       200            153
   Countrywide Asset Backed
      Certificates, Ser 2006 11,
      Cl 1AF3 (B)
      6.050%, 09/25/46                                       200            190
   Countrywide Asset Backed
      Certificates, Ser 2006 13,
      Cl 1AF2
      5.884%, 01/25/37                                       200            197
   Deutsche Bank Alternate Loan
      Trust, Ser 2006 AR5, Cl 21A
      6.000%, 10/15/21                                       165            157
   Discover Card Master Trust I,
      Ser 2003 4, Cl A1 (B)
      2.930%, 05/15/11                                       400            397
   First Horizon Alternative Mortgage
      Securities, Ser 2006 FA8, Cl 2A1
      5.750%, 02/25/37                                       161            150
   GE Capital Commercial Mortgage,
      Ser 2002 3A, Cl A2
      4.996%, 12/10/37                                       150            146
   GE Capital Commercial Mortgage,
      Ser 2004 C3, Cl A4 (B)
      5.189%, 07/10/39                                       200            201

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   GMAC Commercial Mortgage
      Securities, Ser 2003 C1, Cl A2
      4.079%, 05/10/36                              $        225    $       209
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004 GH1, Cl A6 (B)
      4.810%, 07/25/35                                       147            141
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004 J4, Cl A2
      5.500%, 08/25/14                                       105            104
   John Deere Owner Trust,
      Ser 2007 A, Cl A3
      5.040%, 07/15/11                                       420            424
   JPMorgan Alternative Loan
      Trust, Ser 2006 S3, Cl A3A
      6.000%, 08/25/36                                       200            196
   JPMorgan Chase,
      Ser 2006 CB17, Cl ASB
      5.415%, 12/12/43                                       200            198
   JPMorgan Mortgage Trust,
      Ser 2006 A7, Cl 2A2 (B)
      5.819%, 01/25/37                                       185            180
   JPMorgan Mortgage Trust,
      Ser 2006 A7, Cl 2A4R (B)
      5.446%, 01/25/37                                       200            183
   JPMorgan Mortgage Trust,
      Ser 2007 A2, Cl 2A3 (B)
      5.708%, 04/25/37                                       200            181
   RAAC, Ser 2004 SP1, Cl AI4 (B)
      5.285%, 08/25/27                                       143            131
   Renaissance Home Equity,
      Ser 2007 1, Cl AF2
      5.512%, 04/25/37                                       200            199
   Residential Accredit Loans,
      Ser 2004 QS5, Cl A5
      4.750%, 04/25/34                                        45             41
   Residential Accredit Loans,
      Ser 2004 QS6, Cl A1
      5.000%, 05/25/19                                        76             70
   Salomon Brothers Mortgage
      Securities VII, Cl A2
      7.455%, 07/18/33                                       174            179
   Wachovia Bank Commercial
      Mortgage, Ser 2003 C3, Cl A2
      4.867%, 02/15/35                                       150            147
   WaMu Mortgage Pass Through
      Certificates, Ser 2004 CB2, Cl 5A
      5.000%, 07/25/19                                       187            181
   -----------------------------------------------------------------------------

      TOTAL MORTGAGE BACKED SECURITIES
         (Cost $6,932)                                                    6,651
      ==========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 12
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS [15.2%]
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                              $        147    $       149
   FHLMC REMIC, Ser 2720
      5.000%, 12/15/16                                       150            154
   FHLMC REMIC, Ser R003
      5.500%, 08/15/16                                       165            171
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                       161            165
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                       320            330
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                       138            143
   FHLMC, Pool 160098
      10.500%, 01/01/10                                        2              2
   FHLMC, Pool 1B2550 (B)
      5.277%, 02/01/36                                       195            198
   FHLMC, Pool 1B2677 (B)
      4.104%, 01/01/35                                        32             32
   FHLMC, Pool 1B2683 (B)
      4.088%, 01/01/35                                        19             19
   FHLMC, Pool 1B2692 (B)
      4.469%, 12/01/34                                        56             56
   FHLMC, Pool 1Q0081 (B)
      5.064%, 03/01/36                                       309            314
   FHLMC, Pool C20300
      6.500%, 01/01/29                                        15             15
   FHLMC, Pool E01280
      5.000%, 12/01/17                                        53             53
   FHLMC, Pool G08003
      6.000%, 07/01/34                                       160            164
   FHLMC, Pool G11431
      6.000%, 02/01/18                                        35             36
   FHLMC, Pool G11911
      5.000%, 02/01/21                                       383            388
   FHLMC, Pool G12609
      5.500%, 04/01/22                                       786            803
   FHLMC, Pool G18124
      6.000%, 06/01/21                                       142            146
   FHLMC, Ser 2141, Cl N
      5.550%, 11/15/27                                         6              6
   FHLMC, Ser 2544, Cl QB
      5.000%, 09/15/15                                        66             67
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                       150            155
   FHLMC, Ser 2804, Cl VC
      5.000%, 07/15/21                                       169            171
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                       129            134

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                              $        131    $       135
   FNMA REMIC, Ser 2003, Cl 18
      5.000%, 03/25/16                                        78             79
   FNMA REMIC, Ser 2003, Cl 31
      4.500%, 12/25/28                                        77             77
   FNMA REMIC, Ser 2006 B2, Cl AB
      5.500%, 05/25/14                                       203            207
   FNMA, Pool 844809
      5.000%, 11/01/35                                       168            167
   FNMA, Pool 252570
      6.500%, 07/01/29                                        30             32
   FNMA, Pool 253183
      7.500%, 04/01/30                                         2              3
   FNMA, Pool 253398
      8.000%, 08/01/30                                         9             10
   FNMA, Pool 254510
      5.000%, 11/01/17                                        68             69
   FNMA, Pool 254545
      5.000%, 12/01/17                                       132            134
   FNMA, Pool 254685
      5.000%, 04/01/18                                       100            101
   FNMA, Pool 254949
      5.000%, 11/01/33                                        85             84
   FNMA, Pool 254953
      5.000%, 11/01/18                                        53             54
   FNMA, Pool 255814
      5.500%, 08/01/35                                       226            229
   FNMA, Pool 303168
      9.500%, 02/01/25                                         7              8
   FNMA, Pool 735060
      6.000%, 11/01/34                                       110            113
   FNMA, Pool 735228
      5.500%, 02/01/35                                        95             96
   FNMA, Pool 827223 (B)
      4.753%, 04/01/35                                       178            180
   FNMA, Pool 835744
      5.000%, 09/01/35                                       545            540
   FNMA, Ser 1992, Cl 136
      6.000%, 08/25/22                                        36             38
   FNMA, Ser 2003, Cl 16
      5.000%, 10/25/15                                       124            126
   FNMA, Ser 2004 W6, Cl 1A6
      5.500%, 07/25/34                                        81             76
   GNMA, Pool 479168
      8.000%, 02/15/30                                         8              9
   GNMA, Pool 780315
      9.500%, 12/15/17                                        15             17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 13
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   GNMA, Ser 2004, Cl 78
      4.658%, 04/16/29                              $        150    $       152
   GNMA, Ser 2006, Cl 15A
      3.727%, 03/16/27                                       127            127
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS
            (Cost $6,602)                                                 6,734
         =======================================================================

U.S. TREASURY OBLIGATIONS [15.2%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                       200            293
      6.250%, 08/15/23                                     2,225          2,739
   U.S. Treasury Notes
      5.750%, 08/15/10                                       345            378
      4.875%, 08/15/16                                       775            868
      4.750%, 05/15/14                                       700            786
      4.375%, 12/15/10                                       400            428
      4.250%, 08/15/13                                       300            326
      4.250%, 11/15/17                                       850            907
   -----------------------------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $6,298)                                                 6,725
         =======================================================================

ASSET BACKED SECURITIES [1.2%]
   CitiFinancial Mortgage Securities,
      Ser 2004 1, Cl AF2 (C)
      2.645%, 04/25/34                                        53             52
   Cityscape Home Equity Loan Trust,
      Ser 1997 C, Cl A4 (C)
      7.000%, 07/25/28                                        11             11
   Contimortgage Home Equity
      Loan Trust, Ser 1997 2, Cl A9
      7.090%, 04/15/28                                         4              4
   Green Tree Financial, Ser 1997 7,
      Cl A6
      6.760%, 07/15/29                                       112            115
   GSAA Home Equity Trust,
      Ser 2005 1, Cl AF2 (B)
      4.316%, 11/25/34                                       117            112
   Renaissance Home Equity Loan
      Trust, Ser 2005 3, Cl AF2 (C)
      4.723%, 11/25/35                                         5              5
   Residential Asset Mortgage
      Products, Ser 2002 RS3,
      Cl AI5 (B)
      5.572%, 06/25/32                                        71             69
   Residential Asset Securities,
      Ser 2003 KS5, Cl AI6 (B)
      3.620%, 07/25/33                                       167            150

                                                     FACE AMOUNT
DESCRIPTION                                         (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Residential Asset Securities,
      Ser 2004 KS5, Cl AI3 (B)
      4.030%, 04/25/30                              $         8     $         8
   -----------------------------------------------------------------------------

         TOTAL ASSET BACKED SECURITIES
            (Cost $546)                                                     526
         =======================================================================

FOREIGN GOVERNMENT BONDS [0.7%]
   Cia Bras Bebida
      8.750%, 09/15/13                                       175            205
   National Bank of Hungary
      8.875%, 11/01/13                                        75             97
   -----------------------------------------------------------------------------

         TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $279)                                                     302
         =======================================================================

MUNICIPAL BOND [0.1%]
   LOUISIANA [0.1%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A,
      6.360%, 05/15/25                                        30             30
   -----------------------------------------------------------------------------

         TOTAL MUNICIPAL BOND
            (Cost $30)                                                       30
         =======================================================================

CASH EQUIVALENT [2.5%]
   AIM STIT Treasury Portfolio,
      1.24% *                                          1,113,820          1,114
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $1,114)                                                 1,114
         =======================================================================

         TOTAL INVESTMENTS [100.8%]
            (Cost $43,947)                                          $    44,711
         =======================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 14
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA FULL MATURITY FIXED INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $44,365,885.

* THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $206(000), REPRESENTING 0.5% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2008.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2008.THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 15
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND

SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Securities                                                 13.0%
Financials - Common Stock                                                   9.5%
U.S. Government Mortgage-Backed Obligations                                 9.2%
Energy - Common Stock                                                       7.8%
Information Technology - Common Stock                                       7.4%
Industrials - Common Stock                                                  6.9%
U.S. Treasury Obligations                                                   6.9%
HealthCare - Common Stock                                                   6.2%
U.S. Government Agency Obligations                                          6.2%
Corporate Bonds                                                             6.1%
Consumer Discretionary - Common Stock                                       5.1%
Consumer Staples - Common Stock                                             5.0%
Cash Equivalent                                                             3.1%
Telecommunication Services - Common Stock                                   2.4%
Materials - Common Stock                                                    2.1%
Utilities - Common Stock                                                    2.0%
Asset-Backed Securities                                                     0.6%
Foreign Government Bonds                                                    0.4%
Municipal Bond                                                              0.1%

*    Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [55.2%]
   ADVERTISING [0.1%]
   CBS, Cl B                                                 843    $        19
   =============================================================================

   AEROSPACE & DEFENSE [1.5%]
   Boeing                                                  1,650            123
   Honeywell International                                    46              2
   Lockheed Martin                                           777             77
   Northrop Grumman                                          112              9
   Raytheon                                                  278             18
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                229
   =============================================================================

   AIRLINES [0.5%]
   Southwest Airlines                                      6,209             77
   =============================================================================

   AUTOMOTIVE [0.3%]
   Autozone*                                                  98             11
   Ford Motor*                                             2,314             13
   Paccar                                                    364             17
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                          41
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   BANKS [2.7%]
   Bank of America                                         2,789    $       106
   Bank of New York Mellon                                   688             29
   CME Group, Cl A                                            10              5
   Comerica                                                  195              7
   Fifth Third Bancorp                                       284              6
   Marshall & Ilsley                                          11             --
   NYSE Euronext                                             265             16
   PNC Financial Services Group                              431             28
   State Street                                              524             41
   SunTrust Banks                                            419             23
   Wachovia                                                2,120             57
   Wells Fargo                                             2,712             79
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                              397
   =============================================================================

   BEAUTY PRODUCTS [0.9%]
   Procter & Gamble                                        1,955            137
   =============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
   Celgene                                                   289             18
   =============================================================================

   BIOTECHNOLOGY [0.5%]
   Amgen                                                     762             32
   Biogen Idec                                               208             13
   Gilead Sciences                                           660             34
   Millipore                                                  33              2
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                       81
   =============================================================================

   BROADCASTING & CABLE [0.7%]
   Cisco Systems                                           3,444             83
   Qualcomm                                                  491             20
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                               103
   =============================================================================

   BUSINESS SERVICES [0.4%]
   Computer Sciences*                                        951             39
   eBay*                                                     351             10
   Xerox                                                   1,139             17
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                   66
   =============================================================================

   CHEMICALS [1.7%]
   Dow Chemical                                            1,985             73
   Eastman Chemical                                          120              8
   EI Du Pont de Nemours                                     893             42
   Monsanto                                                1,150            128
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                          251
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 16
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   COMMERCIAL BANKS [0.6%]
   BB&T                                                    1,605    $        51
   Regions Financial                                       1,805             36
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                    87
   =============================================================================

   COMMUNICATION & MEDIA [0.8%]
   Comcast, Cl A                                             822             16
   DIRECTV Group*                                            299              7
   Meredith                                                  286             11
   Time Warner                                             6,235             88
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                              122
   =============================================================================

   COMPUTER & ELECTRONICS RETAIL [0.2%]
   GameStop, Cl A*                                           623             32
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.9%]
   Apple*                                                    785            113
   Dell*                                                   1,490             30
   Hewlett Packard                                         2,422            110
   IBM                                                     1,479            170
   Lexmark International, Cl A*                              130              4
   Sun Microsystems*                                         400              6
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                  433
   =============================================================================

   COMPUTERS & PERIPHERALS [0.1%]
   EMC*                                                    1,239             18
   =============================================================================

   CONSTRUCTION & ENGINEERING [0.2%]
   Jacobs Engineering Group*                                 345             25
   =============================================================================

   CONSUMER PRODUCTS [0.1%]
   Black & Decker                                            117              8
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [0.4%]
   Kimberly Clark                                            818             53
   =============================================================================

   DATA PROCESSING [0.1%]
   Electronic Data Systems                                   938             16
   =============================================================================

   DIVERSIFIED MANUFACTURING [2.2%]
   General Electric                                        8,970            332
   =============================================================================

   DIVERSIFIED METALS & MINING [0.3%]
   Freeport McMoRan Copper & Gold, Cl B                      433             42
   Newmont Mining                                             55              2
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED METALS & MINING                                         44
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   DRUGS [2.8%]
   Abbott Laboratories                                        62    $         3
   AmerisourceBergen, Cl A                                   488             20
   Johnson & Johnson                                       1,426             93
   Merck                                                   1,710             65
   Pfizer                                                  7,809            163
   Watson Pharmaceuticals*                                    31              1
   Wyeth                                                   1,602             67
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                              412
   =============================================================================

   ELECTRICAL SERVICES [1.2%]
   DTE Energy                                              1,147             45
   Duke Energy                                             5,573             99
   TECO Energy                                             2,262             36
   Xcel Energy                                                63              1
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                                181
   =============================================================================

   ENERGY [0.7%]
   Edison International                                    1,343             66
   Entergy                                                   239             26
   PG&E                                                      462             17
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             109
   =============================================================================

   ENGINEERING SERVICES [0.4%]
   Fluor                                                     437             62
   =============================================================================

   ENTERTAINMENT [0.4%]
   Carnival                                                1,306             53
   =============================================================================

   FINANCIAL SERVICES [2.3%]
   American Express                                        2,072             91
   Capital One Financial                                   1,262             62
   Charles Schwab                                          1,715             32
   CIT Group                                                 470              6
   Citigroup                                               3,541             76
   Discover Financial Services                             2,201             36
   Federal National Mortgage Association                     269              7
   Western Union                                           1,468             31
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                 341
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 17
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   FOOD, BEVERAGE & TOBACCO [2.5%]
   Anheuser Busch                                             59    $         3
   Coca Cola                                                 128              8
   General Mills                                           1,759            105
   Kellogg Company                                           694             37
   Pepsi Bottling Group                                    2,418             82
   PepsiCo                                                   515             37
   Safeway                                                 1,987             58
   Supervalu                                               1,572             47
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           377
   =============================================================================

   GAS/NATURAL GAS [0.1%]
   Nicor                                                     476             16
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [1.4%]
   Applera - Applied Biosystems Group                        119              4
   Express Scripts, Cl A*                                    107              7
   Humana*                                                 1,200             54
   McKesson                                                  419             22
   Medco Health Solutions*                                   582             25
   UnitedHealth Group                                      2,589             89
   -----------------------------------------------------------------------------

   TOTAL HEALTHCARE PRODUCTS & SERVICES                                     201
   =============================================================================

   HOUSEHOLD FURNITURE & FIXTURES [0.0%]
   Whirlpool                                                  37              3
   =============================================================================

   INSURANCE [3.1%]
   ACE                                                     1,486             82
   Aetna                                                     930             39
   Allstate                                                  501             24
   American International Group                              794             34
   AON                                                       493             20
   Cigna                                                     901             37
   Coventry Health Care*                                      57              2
   Genworth Financial, Cl A                                4,039             91
   Hartford Financial Services Group                       1,278             97
   XL Capital, Cl A                                        1,276             38
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                          464
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [1.4%]
   Ameriprise Financial                                       47              2
   Federated Investors, Cl B                                 831             33
   Franklin Resources                                        425             41
   Janus Capital Group                                       477             11
   JPMorgan Chase                                          2,917            125
   Legg Mason                                                 45              3
   Northern Trust                                              4             --
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                    215
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   LEISURE & RECREATIONAL PRODUCTS [0.1%]
   Brunswick                                               1,233    $        20
   =============================================================================

   MACHINERY [0.9%]
   Caterpillar                                             1,070             84
   Cummins                                                   453             21
   Deere                                                     276             22
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          127
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [1.0%]
   Baxter International                                      149              9
   Becton Dickinson                                          214             18
   Eli Lilly                                                 227             12
   Genzyme General Division*                                 188             14
   WellPoint*                                              2,104             93
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                        146
   =============================================================================

   MISCELLANEOUS MANUFACTURING [0.2%]
   Leggett & Platt                                         1,966             30
   =============================================================================

   MULTI MEDIA [0.7%]
   Walt Disney                                             3,368            106
   =============================================================================

   OFFICE FURNITURE & FIXTURES [1.3%]
   Adobe Systems*                                            214              8
   Microsoft                                               4,639            132
   Oracle*                                                 2,103             41
   Symantec*                                               1,040             17
   -----------------------------------------------------------------------------

   TOTAL OFFICE FURNITURE & FIXTURES                                        198
   =============================================================================

   PAPER & RELATED PRODUCTS [0.2%]
   International Paper                                     1,016             28
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [7.9%]
   Anadarko Petroleum                                        639             40
   Apache                                                    307             37
   Chesapeake Energy                                         387             18
   ChevronTexaco                                           2,368            202
   ConocoPhillips                                          2,284            174
   Consol Energy                                             510             35
   Devon Energy                                              372             39
   Exxon Mobil                                             3,736            316
   Hess                                                      425             37
   Marathon Oil                                              162              7
   National Oilwell Varco*                                   427             25
   Occidental Petroleum                                      444             33
   Peabody Energy                                             80              4
   Range Resources                                           268             17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 18
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Sunoco                                                  1,587    $        83
   Transocean                                                 87             12
   Valero Energy                                           1,844             91
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,170
   =============================================================================

   PRINTING & PUBLISHING [0.3%]
   Gannett                                                 1,665             48
   =============================================================================

   RAILROADS [0.2%]
   CSX                                                       504             28
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.2%]
   Apartment Investment & Management, Cl A                     9             --
   Host Hotels & Resorts                                   1,476             24
   Public Storage                                             57              5
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUST                                        29
   =============================================================================

   RETAIL [2.9%]
   Abercrombie & Fitch, Cl A                                 261             19
   Best Buy                                                  616             26
   Gap                                                     1,471             29
   Home Depot                                              2,085             58
   Kroger                                                  2,907             74
   Lowe's                                                  2,031             47
   McDonald's                                              1,171             65
   Target                                                    128              6
   Wal-Mart Stores                                         1,912            101
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             425
   =============================================================================

   RUBBER & PLASTIC [0.2%]
   Apollo Group, Cl A*                                       556             24
   =============================================================================

   SEMI CONDUCTORS [1.1%]
   Intel                                                   4,036             85
   MEMC Electronic Materials*                                216             15
   Novellus Systems*                                         388              8
   Nvidia*                                                   495             10
   Texas Instruments                                       1,159             33
   -----------------------------------------------------------------------------

   TOTAL SEMI CONDUCTORS                                                    151
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   TELEPHONES & TELECOMMUNICATIONS [2.5%]
   AT&T                                                    2,737    $       105
   CenturyTel                                                193              6
   Corning                                                   228              5
   Embarq                                                    702             28
   Qwest Communications International                     13,597             62
   Sprint Nextel                                           2,151             14
   Verizon Communications                                  3,966            145
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    365
   =============================================================================

   TRANSPORTATION SERVICES [0.2%]
   FedEx                                                     246             23
   Norfolk Southern                                           11             --
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                             23
   =============================================================================

   TRUCKING [0.4%]
   Ryder System                                            1,045             64
   =============================================================================

   WASTE MANAGEMENT SERVICES [0.4%]
   Allied Waste Industries*                                3,838             41
   Waste Management                                          357             12
   -----------------------------------------------------------------------------

   TOTAL WASTE MANAGEMENT SERVICES                                           53
   =============================================================================

   WEB PORTALS/ISP [0.8%]
   Amazon.com*                                               231             17
   Expedia*                                                  379              8
   Google, Cl A*                                             174             77
   Juniper Networks*                                         376              9
   VeriSign*                                                 104              3
   -----------------------------------------------------------------------------

   TOTAL WEB PORTALS/ISP                                                    114
   =============================================================================

   WHOLESALE [0.1%]
   Dean Foods                                                491             10
   -----------------------------------------------------------------------------

      TOTAL COMMON STOCK
         (Cost $8,593)                                                    8,182
      ==========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 19
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES [13.1%]
   Banc of America Alternative
      Loan Trust, Ser 2005 6, Cl 7A1
      5.500%, 07/25/20                              $         33    $        33
   Bayview Financial Acquisition
      Trust, Ser 2007 A, Cl 1A2
      6.205%, 04/28/37                                       100             98
   Capital One Multi Asset
      Execution Trust, Ser 2006 A9,
      Cl A9 (A)
      2.830%, 05/15/13                                       100             98
   Chase Mortgage Finance,
      Ser 2003 S14, Cl 3A6
      5.500%, 01/25/34                                        45             45
   Citicorp Mortgage Securities,
      Ser 2003 11, Cl 2A8
      5.500%, 12/25/33                                        52             51
   Citicorp Mortgage Securities,
      Ser 2004 4, Cl A5
      5.500%, 06/25/34                                       140            137
   Citigroup Mortgage Loan Trust,
      Ser 2005 9, Cl 2A2
      5.500%, 11/25/35                                        53             51
   Countrywide Alternative
      Loan Trust, Ser 2005 50CB,
      Cl 4A1
      5.000%, 11/25/20                                        32             31
   Countrywide Alternative
      Loan Trust, Ser 2005 85CB,
      Cl 3A1
      5.250%, 02/25/21                                        68             65
   Countrywide Alternative
      Loan Trust, Ser 2006 7CB,
      Cl 3A1
      5.250%, 05/25/21                                        51             48
   Countrywide Asset Backed
      Certificates, Ser 2005 13,
      Cl AF2 (A)
      5.294%, 04/25/36                                        75             75
   Credit Based Asset Servicing
      and Securitization, Ser 2005 CB8,
      Cl AF2 (B)
      5.300%, 12/25/35                                        63             63
   Deutsche Bank Alternate
      Loan Trust, Ser 2006 AR5,
      Cl 21A
      6.000%, 10/15/21                                        83             79
   Discover Card Master Trust I,
      Ser 2003 3, Cl A (A)
      3.018%, 09/15/12                                       150            148

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   First Horizon CMO,
      Ser 2006 FA6, Cl 3A1
      5.750%, 11/25/21                              $         69    $        67
   First Union National Bank CMO,
      Ser 2001 C4, Cl A2
      6.223%, 12/12/33                                        50             51
   GE Capital Commercial
      Mortgage, Ser 2002 3A, Cl A2
      4.996%, 12/10/37                                       100             97
   GE Capital Commercial
      Mortgage, Ser 2004 C3,
      Cl A4 (A)
      5.189%, 07/10/39                                        75             75
   GMAC Commercial Mortgage
      Securities, Ser 2003 C1, Cl A2
      4.079%, 05/10/36                                       100             93
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004 GH1,
      Cl A6 (A)
      4.810%, 07/25/35                                        73             70
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004 HE5,
      Cl A6 (A)
      4.390%, 09/25/34                                        72             55
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004 J4, Cl A2
      5.500%, 08/25/14                                        53             52
   JPMorgan Mortgage Trust,
      Ser 2006 A7, Cl 2A4R (A)
      5.446%, 01/25/37                                       100             91
   JPMorgan Mortgage Trust,
      Ser 2007 A2, Cl 2A3 (A)
      5.708%, 04/25/37                                       100             91
   RAAC, Ser 2004 SP1,
      Cl AI4 (A)
      5.285%, 08/25/27                                        71             65
   Residential Accredit Loans,
      Ser 2004 QS5, Cl A5
      4.750%, 04/25/34                                        22             20
   Residential Accredit Loans,
      Ser 2004 QS6, Cl A1
      5.000%, 05/25/19                                        25             23
   Residential Funding Mortgage
      Securities I, Ser 2003 S11,
      Cl A2
      4.000%, 06/25/18                                        75             71
   -----------------------------------------------------------------------------

         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $2,030)                                                  1,943
         =======================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 20
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS [9.3%]
   FHLMC Gold, Pool C90691
     5.500%, 07/01/23                               $         45    $        46
   FHLMC Gold, Pool G01823
     6.000%, 05/01/35                                         77             80
   FHLMC Gold, Pool G11771
     6.000%, 06/01/20                                         59             61
   FHLMC REMIC, Ser 2578,
     Cl PD
     5.000%, 08/15/14                                         40             40
   FHLMC REMIC, Ser 2673,
     Cl NC
     5.500%, 05/15/21                                         75             78
   FHLMC REMIC,
     Ser R007, Cl AC
     5.875%, 05/15/16                                         65             66
   FHLMC REMIC, Ser R010,
     Cl AB
     5.500%, 12/15/19                                        107            110
   FNMA REMIC, Ser 2003,
     Cl 18
     5.000%, 03/25/16                                         65             66
   FNMA REMIC, Ser 2003,
     Cl 31
     4.500%, 12/25/28                                         44             44
   FNMA, Pool 254800
     5.500%, 07/01/23                                        333            339
   FNMA, Pool 256171
     6.000%, 03/01/26                                        186            191
   FNMA, Pool 725773
     5.500%, 09/01/34                                        110            111
   FNMA, Pool 735228
     5.500%, 02/01/35                                         47             48
   FNMA, Pool 790108
     6.000%, 08/01/34                                         54             55
   FNMA, Ser 2004 W10, Cl A24
     5.000%, 08/25/34                                         50             50
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT MORTGAGE
          BACKED OBLIGATIONS
          (Cost $1,359)                                                   1,385
       =========================================================================

U.S.TREASURY OBLIGATIONS [7.0%]
   U.S. Treasury Bond
     9.125%, 05/15/18                                        100            147
     6.250%, 08/15/23                                        725            892
   -----------------------------------------------------------------------------

       TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $976)                                                     1,039
       =========================================================================

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [6.3%]
   FNMA
     6.000%, 05/15/11                               $        550    $       601
     5.500%, 04/01/36                                        244            247
     4.250%, 09/25/22                                         81             82
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $911)                                                       930
       =========================================================================

CORPORATE BONDS [6.2%]
   AGRICULTURE [0.2%]
   Bunge NA Finance
     5.900%, 04/01/17                                         25             25
   =============================================================================

   BANKS [1.6%]
   AmSouth Bancorp
     6.750%, 11/01/25                                         50             49
   Bankers Trust
     7.500%, 11/15/15                                         25             29
   Compass Bank
     8.100%, 08/15/09                                         50             52
   Dresdner Bank -- New York
     7.250%, 09/15/15                                         50             54
   PNC Funding
     7.500%, 11/01/09                                         50             53
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                              237
   =============================================================================

   BUILDING & CONSTRUCTION [0.5%]
   Hanson Australia Funding
     5.250%, 03/15/13                                         50             50
   Masco
     6.125%, 10/03/16                                         25             22
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                             72
   =============================================================================

   CONTAINERS & PACKAGING [0.4%]
   Pactiv
     7.950%, 12/15/25                                         50             55
   =============================================================================

   DATA PROCESSING [0.2%]
   Fiserv
     6.125%, 11/20/12                                         25             26
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 21
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONTINUED)

                                                            FACE
DESCRIPTION                                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   ENERGY [0.7%]
   Dominion Resources
     6.250%, 06/30/12                               $         30    $        32
   Exelon Generation
     6.950%, 06/15/11                                         50             53
   Pacific Gas & Electric
     6.050%, 03/01/34                                         25             24
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             109
   =============================================================================

   FINANCIAL SERVICES [0.3%]
   Household Finance
     8.000%, 07/15/10                                         40             42
   =============================================================================

   INSURANCE [0.6%]
   MetLife
     6.500%, 12/15/32                                         50             49
   Protective Life
     4.300%, 06/01/13                                         50             49
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                           98
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [0.3%]
   Lehman Brothers Holdings
     6.500%, 07/19/17                                         50             48
   =============================================================================

   MANUFACTURING [0.2%]
   Tyco International Group
     6.375%, 10/15/11                                         25             25
   =============================================================================

   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
     9.750%, 06/15/20                                         50             65
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [0.2%]
   Pemex Project Funding Master Trust
     9.125%, 10/13/10                                         25             28
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [0.6%]
   Deutsche Telekom International Finance
     8.250%, 06/15/30                                         25             30
   GTE
     6.840%, 04/15/18                                         25             27
   New Cingular Wireless Services
     8.750%, 03/01/31                                         25             30
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     87
   -----------------------------------------------------------------------------

       TOTAL CORPORATE BONDS
          (Cost $911)                                                       917
       =========================================================================

                                                     FACE AMOUNT
DESCRIPTION                                         (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES [0.5%]
   Residential Asset Mortgage Products,
     Ser 2002 RS3,
     Cl AI5 (A)
     5.572%, 06/25/32                               $         82    $        80
   Residential Asset Securities,
     Ser 2004 KS5, Cl AI3 (A)
     4.030%, 04/25/30                                          3              3
   -----------------------------------------------------------------------------

       TOTAL ASSET BACKED SECURITIES
          (Cost $86)                                                         83
       =========================================================================

FOREIGN GOVERNMENT BOND [0.4%]
   Hydro Quebec
     11.750%, 02/01/12                                        50             65
   -----------------------------------------------------------------------------

       TOTAL FOREIGN GOVERNMENT BOND
          (Cost $63)                                                         65
       =========================================================================

MUNICIPAL BOND [0.1%]
   LOUISIANA [0.1%]
   Louisiana State, Tobacco Settlement
     Financing Authority, Ser 2001A,
     6.360%, 05/15/25                                         20             20
   -----------------------------------------------------------------------------

       TOTAL MUNICIPAL BOND
          (Cost $20)                                                         20
       =========================================================================

CASH EQUIVALENT [3.2%]
   AIM STIT Treasury Portfolio,
     1.24%**                                             469,213            469
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
          (Cost $469)                                                       469
       =========================================================================

       TOTAL INVESTMENTS [101.3%]
          (Cost $15,418)                                            $    15,033
       =========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 22
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA BALANCED FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $14,833,952.

*    NON INCOME PRODUCING SECURITY.

**   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2008.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2008. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
ISP -- INTERNET SERVICE PROVIDER
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 23
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 15.8%
Information Technology                                                     15.5%
Energy                                                                     12.7%
HealthCare                                                                 12.5%
Industrials                                                                11.2%
Consumer Staples                                                           10.2%
Consumer Discretionary                                                      8.9%
Telecommunication Services                                                  4.3%
Materials                                                                   3.5%
Cash Equivalents                                                            2.8%
Utilities                                                                   2.6%

*    Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.6%]
   ADVERTISING [0.1%]
   CBS, Cl B                                               5,411    $       119
   =============================================================================

   AEROSPACE & DEFENSE [0.8%]
   Boeing                                                  6,360            473
   General Dynamics                                           37              3
   Honeywell International                                   363             20
   Lockheed Martin                                         1,556            155
   Northrop Grumman                                          964             75
   Raytheon                                                  605             39
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                765
   =============================================================================

   AIRLINES [0.4%]
   Southwest Airlines                                     26,006            322
   =============================================================================

   APPAREL/TEXTILES [0.4%]
   Coach*                                                  7,260            219
   Nike, Cl B                                              2,260            154
   -----------------------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                                   373
   =============================================================================

   AUTOMOTIVE [0.6%]
   Autozone*                                                 379             43
   Ford Motor*                                               975              6
   Honda Motor, ADR                                       14,000            403
   Paccar                                                  1,479             67
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                         519
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
   BANKS [3.7%]
   Bank of America                                        14,159    $       537
   Bank of New York Mellon                                12,585            525
   CME Group, Cl A                                           933            438
   Comerica                                                  355             12
   Fifth Third Bancorp                                     1,331             28
   International Bancshares                               14,800            334
   Marshall & Ilsley                                          92              2
   NYSE Euronext                                           1,227             76
   PNC Financial Services Group                            5,480            359
   State Street                                            5,002            395
   SunTrust Banks                                          1,979            109
   Wachovia                                               11,590            313
   Wells Fargo                                             7,473            218
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            3,346
   =============================================================================

   BEAUTY PRODUCTS [0.7%]
   Procter & Gamble                                        9,179            643
   =============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [0.5%]
   Celgene                                                 1,112             68
   Quest Diagnostics                                       9,100            412
   -----------------------------------------------------------------------------

   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                     480
   =============================================================================

   BIOTECHNOLOGY [1.3%]
   Amgen                                                   2,938            123
   Biogen Idec                                               801             49
   BioMarin Pharmaceutical*                                2,550             90
   Genentech*                                              3,070            249
   Gilead Sciences*                                       13,746            708
   Millipore*                                                126              9
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                    1,228
   =============================================================================

   BROADCASTING & CABLE [3.0%]
   Cisco Systems*                                         54,175          1,305
   Motorola                                               16,500            153
   Nokia, ADR                                             10,000            318
   Qualcomm                                               14,114            579
   Research In Motion*                                     3,570            401
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,756
   =============================================================================

   BUSINESS SERVICES [1.1%]
   Computer Sciences*                                      4,290            175
   eBay*                                                   3,478            104
   Fiserv*                                                   560             27

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 24
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Visa, Cl A*                                             3,270    $       204
   Xerox                                                  33,000            494
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                1,004
   =============================================================================

   CHEMICALS [2.0%]
   Dow Chemical                                            5,945            219
   Eastman Chemical                                          611             38
   EI Du Pont de Nemours                                   4,890            229
   Monsanto                                                8,699            970
   Mosaic*                                                 2,130            219
   Rohm & Haas                                             3,000            162
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,837
   =============================================================================

   COMMERCIAL BANKS [0.4%]
   BB&T                                                    8,070            259
   Regions Financial                                       7,601            150
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                   409
   =============================================================================

   COMMUNICATION & MEDIA [1.8%]
   Comcast, Cl A                                           4,274             83
   DISH Network, Cl A*                                    15,500            445
   Meredith                                                1,296             50
   Time Warner                                            73,289          1,027
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            1,605
   =============================================================================

   COMPUTER & ELECTRONICS RETAIL [0.5%]
   GameStop, Cl A*                                         8,210            424
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [4.5%]
   Apple*                                                  6,592            946
   Dell*                                                  35,374            705
   Hewlett Packard                                        20,743            947
   IBM                                                    10,157          1,169
   Lexmark International, Cl A*                              484             15
   Seagate Technology                                     14,400            302
   Sun Microsystems*                                       1,952             30
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                4,114
   =============================================================================

   COMPUTERS & PERIPHERALS [0.4%]
   EMC*                                                   27,769            398
   =============================================================================

   CONSTRUCTION & ENGINEERING [0.1%]
   Jacobs Engineering Group*                               1,657            122
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   CONSUMER PRODUCTS [0.0%]
   Black & Decker                                            527    $        35
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [1.6%]
   Clorox                                                  8,800            498
   Colgate Palmolive                                       5,320            415
   Hasbro                                                    508             14
   Kimberly Clark                                          4,136            267
   Mattel                                                 15,000            299
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,493
   =============================================================================

   CONTAINERS & PACKAGING [0.2%]
   Bemis                                                     711             18
   Owens Illinois*                                         3,180            179
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             197
   =============================================================================

   DATA PROCESSING [0.1%]
   Electronic Data Systems                                 4,401             73
   =============================================================================

   DIVERSIFIED MANUFACTURING [3.8%]
   General Electric                                       82,629          3,058
   Parker Hannifin                                         5,300            367
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED MANUFACTURING                                        3,425
   =============================================================================

   DIVERSIFIED METALS & MINING [0.2%]
   Freeport McMoRan
      Copper & Gold, Cl B                                  1,691            163
   =============================================================================

   DRUG STORES [0.4%]
      Rite Aid*                                          120,000            353
   =============================================================================

   DRUGS [4.6%]
   Abbott Laboratories                                     5,383            297
   Allergan                                                5,020            283
   AmerisourceBergen, Cl A                                 2,732            112
   Johnson & Johnson                                      25,892          1,680
   Merck                                                   7,164            272
   Pfizer                                                 21,761            455
   Schering Plough                                        11,300            163
   Teva Pharmaceutical Industries                          3,690            170
   Wyeth                                                  17,628            736
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                            4,168
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 25
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   ELECTRICAL COMPONENTS & EQUIPMENT [0.4%]
   Tyco Electronics                                       10,250    $       352
   =============================================================================

   ELECTRICAL SERVICES [1.4%]
   American Electric Power                                   198              8
   DTE Energy                                              1,810             70
   Duke Energy                                            13,628            243
   First Solar*                                            1,170            271
   Portland General Electric                              21,000            474
   TECO Energy                                            12,805            204
   Xcel Energy                                                24              1
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,271
   =============================================================================

   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.1%]
   Dolby Laboratories, Cl A*                               1,790             65
   =============================================================================

   ENERGY [0.6%]
   Atmos Energy                                            5,000            128
   Edison International                                    4,290            210
   Entergy                                                 1,284            140
   PG&E                                                      800             29
   -----------------------------------------------------------------------------

   TOTAL ENERGY                                                             507
   =============================================================================

   ENGINEERING SERVICES [0.2%]
   Fluor                                                   1,494            211
   =============================================================================

   ENTERTAINMENT [0.5%]
   Carnival                                                2,075             84
   Chipotle Mexican Grill, Cl A*                           1,890            214
   International Game Technology                           4,640            187
   -----------------------------------------------------------------------------

   TOTAL ENTERTAINMENT                                                      485
   =============================================================================

   FINANCIAL SERVICES [3.5%]
   American Express                                        8,558            374
   Capital One Financial                                  12,040            593
   Charles Schwab                                         28,466            536
   CIT Group                                               1,826             22
   Citigroup                                              25,176            539
   Discover Financial Services                             8,669            142
   Federal National Mortgage Association                   1,324             35
   Nasdaq Stock Market*                                   11,300            437
   People's United Financial                               5,600             97
   Western Union                                          20,892            444
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               3,219
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [5.8%]
   Anheuser Busch                                          1,185    $        56
   Coca Cola                                              27,192          1,655
   ConAgra Foods                                          23,400            560
   Constellation Brands, Cl A*                                71              1
   Del Monte Foods                                        49,500            472
   Fomento Economico Mexicano, ADR                         5,540            231
   General Mills                                          12,385            742
   Molson Coors Brewing, Cl B                              4,880            257
   Pepsi Bottling Group                                    8,457            287
   PepsiCo                                                 1,087             78
   Safeway                                                24,607            722
   Supervalu                                               8,255            248
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,309
   =============================================================================

   GAS/NATURAL GAS [0.0%]
   Nicor                                                     489             16
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [2.4%]
   Applera - Applied Biosystems Group                      5,113            168
   Cardinal Health                                        11,565            607
   Express Scripts, Cl A*                                    915             59
   Humana*                                                 5,621            252
   McKesson                                                1,922            101
   Medco Health Solutions*                                   711             31
   Medtronic                                               7,100            343
   Thermo Fisher Scientific*                               5,290            301
   UnitedHealth Group                                      9,021            310
   -----------------------------------------------------------------------------

   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   2,172
   =============================================================================

   HOUSEHOLD FURNITURE & FIXTURES [0.3%]
   NVR*                                                      410            245
   =============================================================================

   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADER [0.4%]
   Constellation Energy Group                              4,100            362
   =============================================================================

   INSURANCE [4.9%]
   ACE                                                     6,671            367
   Aetna                                                   2,044             86
   Aflac                                                   6,480            421
   Allstate                                                  650             31
   American International Group                           14,682            635
   AON                                                     1,877             75
   Chubb                                                  14,657            725

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 26
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Cigna                                                   2,168    $        88
   Genworth Financial, Cl A                               16,769            380
   Hartford Financial Services Group                       4,758            361
   HCC Insurance Holdings                                 18,500            420
   Marsh & McLennan                                       12,800            312
   Mercury General                                         3,800            168
   Prudential Financial                                       25              2
   Unum Group                                              9,500            209
   XL Capital, Cl A                                        4,902            145
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        4,425
   =============================================================================

   INTERNET & CATALOG RETAIL [0.2%]
   priceline.com*                                          1,470            178
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.7%]
   Ameriprise Financial                                      437             23
   BlackRock, Cl A                                         1,450            296
   Federated Investors, Cl B                               1,504             59
   Franklin Resources                                      1,697            164
   Goldman Sachs Group                                     2,260            374
   Janus Capital Group                                     1,144             27
   JPMorgan Chase                                         19,134            822
   Legg Mason                                                 40              2
   Northern Trust                                          4,821            320
   T Rowe Price Group                                      6,820            341
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,428
   =============================================================================

   LEISURE & RECREATIONAL PRODUCTS [0.1%]
   Brunswick                                               5,326             85
   =============================================================================

   MACHINERY [1.7%]
   Caterpillar                                             9,248            724
   Cummins                                                 1,964             92
   Deere                                                   7,113            572
   SPX                                                     1,870            196
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,584
   ============================================================================

   MANUFACTURING [0.8%]
   Tyco International                                     16,550            729
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [2.8%]
   Baxter International                                    9,787            566
   Becton Dickinson                                        3,267            280
   Eli Lilly                                               1,506             78
   Genzyme General Division*                               3,888            290
   Intuitive Surgical*                                       740            240
   Stryker                                                 7,650            497

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
   WellPoint*                                              8,112    $       358
   Zimmer Holdings*                                        3,670            286
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                      2,595
   =============================================================================

   METALS & MINING [0.6%]
   Barrick Gold                                           11,600            504
   =============================================================================

   MISCELLANEOUS MANUFACTURING [0.8%]
   Covidien                                               12,750            564
   Leggett & Platt                                         8,929            136
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                        700
   =============================================================================

   MULTI MEDIA [0.2%]
   Walt Disney                                             5,187            163
   =============================================================================

   OFFICE FURNITURE & FIXTURES [3.5%]
   3M                                                     13,100          1,037
   Activision*                                             7,120            194
   Adobe Systems*                                          1,237             44
   Microsoft                                              24,880            706
   Oracle*                                                33,435            654
   Symantec*                                              30,617            509
   -----------------------------------------------------------------------------

   TOTAL OFFICE FURNITURE & FIXTURES                                      3,144
   =============================================================================

   PAPER & RELATED PRODUCTS [0.5%]
   International Paper                                     4,000            109
   Packaging Corp of America                              10,500            234
   Sealed Air                                              5,000            126
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                           469
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [13.4%]
   Anadarko Petroleum                                     11,527            727
   Apache                                                    953            115
   Cameron International*                                  7,670            319
   Chesapeake Energy                                      14,278            659
   ChevronTexaco                                           8,580            732
   ConocoPhillips                                         15,408          1,174
   Consol Energy                                           6,652            460
   Devon Energy                                            1,166            122
   Exxon Mobil                                            16,469          1,393
   Hess                                                    2,133            188
   Marathon Oil                                              443             20
   Nabors Industries*                                     11,400            385
   National Oilwell Varco*                                 2,016            118
   Occidental Petroleum                                    2,295            168
   Peabody Energy                                            156              8

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 27
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Petroleo Brasileiro, ADR                                5,980    $       611
   Range Resources                                         4,963            315
   Royal Dutch Shell, Cl B                                 7,600            512
   Southwestern Energy*                                    7,840            264
   Spectra Energy                                          7,000            159
   Sunoco                                                  6,118            321
   Transocean                                              3,577            484
   Unit*                                                  11,500            651
   Valero Energy                                          10,136            498
   Weatherford International*                              7,860            570
   Williams                                               21,410            706
   XTO Energy                                              7,830            484
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                       12,163
   =============================================================================

   PRINTING & PUBLISHING [0.2%]
   Gannett                                                 7,160            208
   =============================================================================

   PROPERTY & CASUALTY INSURANCE [0.4%]
   Fidelity National Financial, Cl A                      18,500            339
   =============================================================================

   RAILROADS [0.1%]
   CSX                                                     1,336             75
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.3%]
   Apartment Investment & Management, Cl A                   591             21
   Host Hotels & Resorts                                   5,655             90
   Public Storage                                          1,396            124
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUST                                       235
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.6%]
   Brookfield Asset Management, Cl A                      21,200            569
   =============================================================================

   RETAIL [5.4%]
   Abercrombie & Fitch, Cl A                                  53              4
   Best Buy                                               13,534            561
   CVS Caremark                                            6,810            276
   Gap                                                     5,551            109
   Guess?                                                  4,790            194
   Home Depot                                             11,195            313
   Kohl's*                                                 7,400            318
   Kroger                                                 15,020            382
   Lowe's                                                 20,938            480
   McDonald's                                              2,158            120
   Nordstrom                                               5,960            194

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Staples                                                18,450    $       408
   Target                                                    737             37
   TJX                                                     5,630            186
   Urban Outfitters*                                       5,780            181
   Walgreen                                                4,500            172
   Wal-Mart Stores                                        19,128          1,008
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           4,943
   =============================================================================

   RUBBER & PLASTIC [0.1%]
   Apollo Group, Cl A*                                     2,343            101
   =============================================================================

   SEMI CONDUCTORS [2.0%]
   Applied Materials                                      41,670            813
   Intel                                                  17,267            366
   MEMC Electronic Materials*                              2,398            170
   Microchip Technology                                    3,940            129
   Micron Technology*                                     25,100            150
   Novellus Systems*                                       2,112             44
   Nvidia*                                                 1,057             21
   Texas Instruments                                       5,850            165
   -----------------------------------------------------------------------------

   TOTAL SEMI CONDUCTORS                                                  1,858
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.0%]
   America Movil, ADR                                      7,310            466
   AT&T                                                   24,456            937
   CenturyTel                                              1,027             34
   Corning                                                26,513            638
   Embarq                                                  2,917            117
   Millicom International Cellular*                        2,570            243
   Qwest Communications International                     51,936            235
   Sprint Nextel                                          36,713            246
   Telegraph Norte Leste Participacoes, ADR               11,580            307
   Verizon Communications                                 29,719          1,083
   Windstream                                             20,000            239
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  4,545
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 28
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA DIVERSIFIED EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   TRANSPORTATION SERVICES [1.2%]
   Expeditors International Washington                     3,880    $       175
   FedEx                                                   6,767            627
   Norfolk Southern                                           40              2
   Union Pacific                                           2,072            260
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                          1,064
   =============================================================================

   TRUCKING [0.3%]
   Ryder System                                            3,821            233
   =============================================================================

   WASTE MANAGEMENT SERVICES [0.3%]
   Allied Waste Industries*                               18,919            204
   Waste Management                                        2,489             84
   -----------------------------------------------------------------------------

   TOTAL WASTE MANAGEMENT SERVICES                                          288
   =============================================================================

   WEB PORTALS/ISP [0.7%]
   Akamai Technologies*                                    3,000             85
   Amazon.Com*                                               911             65
   Expedia*                                                  661             14
   Google, Cl A*                                             577            254
   Juniper Networks*                                       1,879             47
   VeriSign*                                               5,193            173
   -----------------------------------------------------------------------------

   TOTAL WEB PORTALS/ISP                                                    638
   =============================================================================

   WHOLESALE [0.0%]
   Dean Foods                                              1,471             30
   -----------------------------------------------------------------------------

      TOTAL COMMON STOCK
         (Cost $92,265)                                                  88,878
      ==========================================================================

CASH EQUIVALENT [2.8%]
   AIM STIT Treasury Portfolio,
      1.24%**                                          2,537,535          2,538
   -----------------------------------------------------------------------------

      TOTAL CASH EQUIVALENT
         (Cost $2,538)                                                    2,538
      ==========================================================================

      TOTAL INVESTMENTS [100.4%]
         (Cost $94,803)                                             $    91,416
      ==========================================================================

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $ 91,009,872.

*    NON-INCOME PRODUCING SECURITY

**   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 29
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA SOCIALLY RESPONSIBLE EQUITY FUND

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                18.6%
HealthCare                                                                13.1%
Energy                                                                    12.7%
Information Technology                                                     9.4%
Industrials                                                                9.1%
Consumer Staples                                                           8.9%
Materials                                                                  7.9%
Consumer Discretionary                                                     6.6%
Cash Equivalents                                                           6.4%
Utilities                                                                  5.5%
Telecommunication Services                                                 1.8%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [93.5%]
   ADVERTISING [1.5%]
   CBS, Cl B                                              37,000    $       817
   =============================================================================

   AUTOMOTIVE [2.7%]
   Honda Motor, ADR                                       50,000          1,441
   =============================================================================

   BANKS [3.6%]
   International Bancshares                               84,057          1,898
   =============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [1.9%]
   Quest Diagnostics                                      22,500          1,019
   =============================================================================

   BROADCASTING & CABLE [2.9%]
   Motorola                                               66,000            614
   Nokia, ADR                                             29,000            923
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             1,537
   =============================================================================

   BUSINESS SERVICES [2.8%]
   Xerox                                                 100,400          1,503
   =============================================================================

   CHEMICALS [4.7%]
   EI Du Pont de Nemours                                  23,000          1,075
   Rohm & Haas                                            26,100          1,412
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        2,487
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   COMMUNICATION & MEDIA [2.3%]
   Time Warner                                            88,500    $     1,241
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.8%]
   Sun Microsystems*                                      61,000            947
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [2.9%]
   Kimberly Clark                                         24,000          1,549
   =============================================================================

   DRUGS [6.4%]
   Abbott Laboratories                                    18,300          1,009
   Johnson & Johnson                                      27,000          1,751
   Schering Plough                                        44,600            643
   -----------------------------------------------------------------------------

   TOTAL DRUGS                                                            3,403
   =============================================================================

   ELECTRICAL SERVICES [4.4%]
   Emerson Electric                                       19,000            978
   Portland General Electric                              61,000          1,375
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              2,353
   =============================================================================

   ENERGY [2.9%]
   Atmos Energy                                           59,500          1,517
   =============================================================================

   FINANCIAL SERVICES [3.9%]
   Nasdaq Stock Market*                                   53,500          2,068
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [3.1%]
   Supervalu                                              54,000          1,619
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [2.8%]
   Applera - Applied Biosystems Group                     16,000            526
   Cardinal Health                                        18,000            945
   -----------------------------------------------------------------------------

   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   1,471
   =============================================================================

   INSURANCE [4.7%]
   Marsh & McLennan                                       67,000          1,631
   Mercury General                                        19,200            851
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        2,482
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 30
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AHA SOCIALLY RESPONSIBLE EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   MANUFACTURING [3.4%]
   Tyco International                                     40,375    $     1,779
   =============================================================================

   METALS & MINING [1.7%]
   Worthington Industries                                 52,000            877
   =============================================================================

   MISCELLANEOUS MANUFACTURING [1.9%]
   Covidien                                               23,375          1,034
   =============================================================================

   OFFICE EQUIPMENT & SUPPLIES [1.9%]
   Avery Dennison                                         21,000          1,034
   =============================================================================

   OFFICE FURNITURE & FIXTURES [2.0%]
   3M                                                     13,300          1,053
   =============================================================================

   PAPER & RELATED PRODUCTS [1.6%]
   Packaging Corp of America                              37,000            826
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [12.7%]
   Chesapeake Energy                                      46,000          2,123
   Patterson UTI Energy                                   74,000          1,937
   Spectra Energy                                         22,000            500
   Unit *                                                 38,000          2,153
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        6,713
   =============================================================================

   PROPERTY & CASUALTY INSURANCE [2.5%]
   Fidelity National Financial, Cl A                      71,500          1,311
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [1.1%]
   AMB Property                                           11,000            599
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [2.7%]
   Brookfield Asset Management, Cl A                      54,000          1,449
   =============================================================================

   SEMI CONDUCTORS [1.9%]
   Intel                                                  47,500          1,006
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [1.8%]
   Windstream                                             79,000            944
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   WHOLESALE [3.0%]
   Kraft Foods, Cl A                                      50,500   $      1,566
   -----------------------------------------------------------------------------

       TOTAL COMMON STOCK
         (Cost $50,060)                                                  49,543
       =========================================================================

CASH EQUIVALENTS [6.4%]
   AIM STIT Treasury Portfolio,
     1.24% **                                          3,361,513          3,362
   Fidelity Institutional
     Money Market Funds
     Treasury Only Portfolio,
     Cl I, 1.77% **                                       26,431             26
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $3,388)                                                    3,388
       =========================================================================

       TOTAL INVESTMENTS [99.9%]
         (Cost $53,448)                                             $    52,931
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $52,994,489.

*    NON INCOME PRODUCING SECURITY.

**   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 31

                       This page intentionally left blank.

statements of assets and liabilities (000)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               AHA             AHA                                          AHA
                                                             Limited          Full                           AHA          Socially
                                                             Maturity       Maturity          AHA        Diversified    Responsible
                                                           Fixed Income   Fixed Income     Balanced        Equity          Equity
                                                               Fund           Fund           Fund           Fund            Fund
                                                           -------------------------------------------------------------------------
ASSETS:
   Cost of securities                                      $     67,793   $     43,947   $     15,418   $     94,803   $     53,448
====================================================================================================================================
   Investments in securities at value                      $     68,994   $     44,711   $     15,033   $     91,416   $     52,931
   Cash                                                              --             --              1              2             --
   Dividend and interest receivable                                 622            436             69            126            138
   Receivable for capital shares sold                                 7              1             --             12            117
   Receivable for dividend tax reclaim                               --             --              1              2             --
   Receivable for investment securities sold                         --             --             --            479             --
   Prepaid Expenses                                                  11              4              2             10              3
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                               69,634         45,152         15,106         92,047         53,189
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Investment adviser fees payable                                   29             19              9             58            129
   Administrative fees payable                                        3              2              1              3              2
   Distribution fees payable                                          1             --              1              5             33
   Trustees fees payable                                             --             --             --             --             --
   Income distribution payable                                       35             30             --             --             --
   Payable for capital shares redeemed                                6             --             --              1
   Payable for investment securities
      purchased                                                      --            705            250            925             --
   Other accrued expenses                                            27             30             11             45             31
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                             101            786            272          1,037            195
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                              $     69,533   $     44,366   $     14,834   $     91,010   $     52,994
====================================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization --
      $0.01 par value)                                     $     70,753   $     43,870   $     15,424   $     97,238   $     55,152
   Undistributed (distributions in excess of)
      net investment income                                          (9)            --              6             17             47
   Accumulated net realized loss
      on investments                                             (2,412)          (268)          (211)        (2,858)        (1,688)
   Net unrealized appreciation (depreciation)
      on investments                                              1,201            764           (385)        (3,387)          (517)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                              $     69,533   $     44,366   $     14,834   $     91,010   $     52,994
====================================================================================================================================
Institutional Class Shares ($ Dollars):
   Net Assets                                              $ 69,104,850   $ 43,587,022   $ 14,833,952   $ 82,676,308   $ 52,234,066
   Total shares outstanding at end of year                    6,378,815      4,204,699      1,841,887      5,987,545      5,198,373
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)                    $      10.83   $      10.37   $       8.05   $      13.81   $      10.05

Class N Shares ($ Dollars):
   Net Assets                                              $    427,799   $    778,863            n/a   $  8,333,564   $    760,423
   Total shares outstanding at end of year                       39,430         75,154            n/a        601,944         75,771
   Net asset value, offering and
      redemption price per share
      (net assets / shares outstanding)                    $      10.85   $      10.36            n/a   $      13.84   $      10.04

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 33
statements of operations (000)
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  AHA Limited Maturity Fixed   AHA Full Maturity Fixed
                                                         Income Fund                 Income Fund
                                                  ----------------------------------------------------
INVESTMENT INCOME:
   Interest                                                $   1,329                  $   1,090
   Dividends                                                      10                          9
   Income from Securities Lending -- Net                           6                          5
   Foreign taxes withheld                                         --                         --
------------------------------------------------------------------------------------------------------
     Total Investment Income                                   1,345                      1,104
------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                      146                        109
   Administration Fees                                            14                         10
   Trustees' Fees and Expenses                                     1                          1
   Distribution Expense -- Class N Shares                          1                          1
   Transfer Agent Fees and Expenses                               14                         12
   Reports to Shareholders                                         7                          5
   Registration Fees                                               4                          2
   Custodian Fees and Expenses                                     1                          1
   Legal Fees                                                      1                          1
   Audit Fees                                                     (3)                        (2)
   Insurance and Other Expenses                                   12                          4
------------------------------------------------------------------------------------------------------
     Total Expenses                                              198                        144
------------------------------------------------------------------------------------------------------
     Recovery of Investment Advisory Fees
       Previously Waived(1)                                       23                         --
   Less Waiver of:
     Transfer Agent Fees                                          (2)                        (2)
------------------------------------------------------------------------------------------------------
   Net Expenses                                                  219                        142
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          1,126                        962
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                       146                        149
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                             1,120                        725
------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized
       Gain (Loss) on Investments                              1,266                        874
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                       $   2,392                  $   1,836
======================================================================================================

(1)   SEE NOTE 3 FOR ADVISORY FEES RECOVERED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 34

--------------------------------------------------------------------------------

                                                                                                    AHA Socially Responsible
                                                  AHA Balanced Fund   AHA Diversified Equity Fund          Equity Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                           $    165                 $      28                    $     26
   Dividends                                               101                       974                         654
   Income from Securities Lending -- Net                     1                         4                           2
   Foreign taxes withheld                                   --                        (4)                         (7)
----------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                               267                     1,002                         675
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                 59                       367                         204
   Administration Fees                                       4                        23                          13
   Trustees' Fees and Expenses                              --                         1                           1
   Distribution Expense -- Class N Shares                   --                        12                           1
   Transfer Agent Fees and Expenses                          6                        36                          17
   Reports to Shareholders                                   2                        11                           5
   Registration Fees                                         1                         7                           3
   Custodian Fees and Expenses                               1                         4                           2
   Legal Fees                                               --                         3                           2
   Audit Fees                                               (2)                       (4)                         (5)
   Insurance and Other Expenses                              2                        15                           6
----------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                         73                       475                         249
----------------------------------------------------------------------------------------------------------------------------
     Recovery of Investment Advisory Fees
       Previously Waived(1)                                  7                        25                          52
   Less Waiver of:
     Transfer Agent Fees                                    (1)                       (4)                         (2)
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                             79                        18                          50
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      188                       506                         376
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                 (67)                     (700)                     (1,688)
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                      (1,190)                  (13,202)                     (5,850)
----------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized
       Gain (Loss) on Investments                       (1,257)                  (13,902)                     (7,538)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                  $ (1,069)                $ (13,396)                   $ (7,162)
============================================================================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 35
statements of changes in net assets (000)
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND THE YEAR ENDED
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                               AHA LIMITED MATURITY          AHA FULL MATURITY
                                                                 FIXED INCOME FUND           FIXED INCOME FUND
                                                            -------------------------------------------------------
                                                                   2008           2007          2008          2007
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $     1,126   $      1,854   $       962   $     1,631
   Net Realized Gain (Loss) on Investments Sold                     146            (98)          149            (5)
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                                1,120            239           725           (11)
-------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Investment Operations                       2,392          1,995         1,836         1,615
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   INSTITUTIONAL CLASS                                           (1,138)        (1,846)         (960)       (1,618)
   CLASS N                                                           (7)           (11)          (11)           (8)
   Distributions to Shareholders from Net Realized Gains:
   INSTITUTIONAL CLASS                                               --             --            --            --
   CLASS N                                                           --             --            --            --
-------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions to Shareholders           (1,145)        (1,857)         (971)       (1,626)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   FUND SHARE TRANSACTIONS: INSTITUTIONAL CLASS
   Net Proceeds from Shares Sold                                 23,331          2,382            88        11,258
   Reinvestment of Dividends                                        820            423           545           533
   Cost of Shares Redeemed                                         (652)        (3,917)           --           (82)
-------------------------------------------------------------------------------------------------------------------
     Total Fund Share Transactions Institutional Class           23,499         (1,112)          633        11,709
-------------------------------------------------------------------------------------------------------------------
   FUND SHARE TRANSACTIONS: CLASS N
   Net Proceeds from Shares Sold                                    307             95           549            88
   Reinvestment of Dividends                                          7             11             7             8
   Cost of Shares Redeemed                                         (202)          (155)          (19)           (6)
-------------------------------------------------------------------------------------------------------------------
     Total Fund Share Transactions Class N                          112            (49)          537            90
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Contributions                                   23,611         (1,161)        1,170        11,799
===================================================================================================================
     Total Increase (Decrease) in Net Assets                     24,858         (1,023)        2,035        11,788
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                           44,675         45,698        42,331        30,543
-------------------------------------------------------------------------------------------------------------------
   End of period*                                                69,533         44,675        44,366        42,331
===================================================================================================================
   *Including Undistributed (Distributions in excess of)
    Net Investment Income of                                $        (9)  $         10   $        --   $         9
===================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 36

--------------------------------------------------------------------------------

                                                                            AHA BALANCED                     AHA DIVERSIFIED
                                                                                FUND                           EQUITY FUND
                                                            --------------------------------------------------------------------
                                                                      2008               2007             2008             2007
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $          188   $            416   $          506   $        1,065
   Net Realized Gain (Loss) on Investments Sold                        (67)             1,759             (700)          13,160
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                                  (1,190)              (613)         (13,202)          (1,793)
--------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Investment Operations                         (1,069)             1,562          (13,396)          12,432
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   INSTITUTIONAL CLASS                                                (191)              (425)            (476)            (987)
   CLASS N                                                              --                 --              (39)             (77)
   Distributions to Shareholders from Net Realized Gains:
   INSTITUTIONAL CLASS                                                (890)            (2,125)         (12,355)          (8,054)
   CLASS N                                                              --                 --           (1,315)            (860)
--------------------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions to Shareholders              (1,081)            (2,550)         (14,185)          (9,978)
--------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   FUND SHARE TRANSACTIONS: INSTITUTIONAL CLASS
   Net Proceeds from Shares Sold                                        --                 --            7,275           13,332
   Reinvestment of Dividends                                            99                 37            8,552            6,506
   Cost of Shares Redeemed                                              --                 --          (10,431)         (14,435)
--------------------------------------------------------------------------------------------------------------------------------
     Total Fund Share Transactions Institutional Class                  99                 37            5,396            5,403
--------------------------------------------------------------------------------------------------------------------------------
   FUND SHARE TRANSACTIONS: CLASS N
   Net Proceeds from Shares Sold                                        --                 --              237            1,282
   Reinvestment of Dividends                                            --                 --            1,333              924
   Cost of Shares Redeemed                                              --                 --           (1,007)          (3,206)
--------------------------------------------------------------------------------------------------------------------------------
     Total Fund Share Transactions Class N                              --                 --              563           (1,000)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Contributions                                          99                 37            5,959            4,403
================================================================================================================================
     Total Increase (Decrease) in Net Assets                        (2,051)              (951)         (21,622)           6,857
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                              16,885             17,836          112,632          105,775
--------------------------------------------------------------------------------------------------------------------------------
   End of period*                                                   14,834             16,885           91,010          112,632
================================================================================================================================
   *Including Undistributed (Distributions in excess of)
    Net Investment Income of                                 $           6   $              9   $           17   $           26
================================================================================================================================

                                                                 AHA Socially Responsible
                                                                       Equity Fund
                                                            ----------------------------------
                                                                      2008               2007
----------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $          376   $            640
   Net Realized Gain (Loss) on Investments Sold                     (1,688)             2,822
   Change in Net Unrealized Appreciation
     (Depreciation) on Investments                                  (5,850)             3,077
----------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Investment Operations                         (7,162)             6,539
----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   INSTITUTIONAL CLASS                                                (349)              (623)
   CLASS N                                                              (4)                (6)
   Distributions to Shareholders from Net Realized Gains:
   INSTITUTIONAL CLASS                                              (2,723)              (654)
   CLASS N                                                             (37)                (5)
----------------------------------------------------------------------------------------------
     Total Dividends and Distributions to Shareholders              (3,113)            (1,288)
----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   FUND SHARE TRANSACTIONS: INSTITUTIONAL CLASS
   Net Proceeds from Shares Sold                                     6,361             13,931
   Reinvestment of Dividends                                         3,073              1,277
   Cost of Shares Redeemed                                          (3,543)            (8,929)
----------------------------------------------------------------------------------------------
     Total Fund Share Transactions Institutional Class               5,891              6,279
----------------------------------------------------------------------------------------------
   FUND SHARE TRANSACTIONS: CLASS N
   Net Proceeds from Shares Sold                                       165                542
   Reinvestment of Dividends                                            41                 11
   Cost of Shares Redeemed                                             (59)              (136)
----------------------------------------------------------------------------------------------
     Total Fund Share Transactions Class N                             147                417
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Contributions                                       6,038              6,696
==============================================================================================
     Total Increase (Decrease) in Net Assets                        (4,237)            11,947
----------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                              57,231             45,284
----------------------------------------------------------------------------------------------
   End of period*                                                   52,994             57,231
==============================================================================================
   *Including Undistributed (Distributions in excess of)
    Net Investment Income of                                $           47   $             24
==============================================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 37
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND THE YEAR ENDED
SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------

                                                               NET
                            NET                       REALIZED AND                                         NET
                          ASSET                         UNREALIZED    DIVIDENDS      DISTRIBUTIONS       ASSET
                          VALUE            NET      GAINS (LOSSES)     FROM NET               FROM       VALUE
                      BEGINNING     INVESTMENT                  ON   INVESTMENT           REALIZED         END    TOTAL
                      OF PERIOD   INCOME(1)(3)   INVESTMENTS(1)(3)       INCOME              GAINS   OF PERIOD   RETURN
------------------------------------------------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on December 22,1988)
   2008*                $ 10.59         $ 0.21              $ 0.24      $ (0.21)           $    --     $ 10.83     4.28%(6)
   2007                   10.56           0.45                0.03        (0.45)                --       10.59     4.63
   2006^                  10.57           0.34                0.02        (0.37)                --       10.56     3.49
For the period July 1, through September 30,
   2005+                  10.61           0.06               (0.04)       (0.06)                --       10.57     0.20(6)
For the years ended June 30,
   2005                   10.68           0.22               (0.06)       (0.22)(5)          (0.01)      10.61     1.53
   2004                   10.86           0.18               (0.18)       (0.18)                --       10.68    (0.05)
   2003                   10.65           0.28                0.21        (0.28)                --       10.86     4.65
Class N (commenced operations on October 22, 2004)
   2008*                $ 10.61         $ 0.20              $ 0.24      $ (0.20)           $    --     $ 10.85     4.15%(6)
   2007                   10.57           0.42                0.04        (0.42)                --       10.61     4.47
   2006^                  10.58           0.30                0.03        (0.34)                --       10.57     3.17
For the period July 1, through September 30,
   2005+                  10.62           0.05               (0.04)       (0.05)                --       10.58     0.13(6)
For the period October 22, 2004 through June 30,
   2005                   10.77           0.14               (0.13)       (0.15)(5)          (0.01)      10.62     0.12(6)
------------------------------------------------------------------------------------------------------------------------
AHA Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
   2008*                $ 10.16         $ 0.23              $ 0.21      $ (0.23)           $    --     $ 10.37     4.37%(6)
   2007                   10.16           0.45                  --        (0.45)                --       10.16     4.48
   2006^^                 10.35           0.43               (0.13)       (0.43)             (0.06)      10.16     3.03
For the period July 1, through September 30,
   2005+                  10.50           0.09               (0.15)       (0.09)                --       10.35    (0.57)(6)
For the years ended June 30,
   2005                   10.39           0.38                0.20        (0.38)             (0.09)      10.50     5.72
   2004                   10.87           0.36(8)            (0.36)       (0.39)             (0.09)      10.39     0.08
   2003                   10.34           0.49                0.53        (0.49)                --       10.87    10.06
Class N (commenced operations on May 11, 2004)
   2008*                $ 10.16         $ 0.22              $ 0.20      $ (0.22)           $    --     $ 10.36     4.15%(6)
   2007                   10.16           0.42                  --        (0.42)                --       10.16     4.23
   2006^^                 10.36           0.40               (0.13)       (0.41)             (0.06)      10.16     2.67
For the period July 1, through September 30,
   2005+                  10.50           0.08               (0.14)       (0.08)                --       10.36    (0.54)(6)
For the year ended June 30,
   2005                   10.39           0.34                0.22        (0.36)             (0.09)      10.50     5.46
For the period May 11, through June 30,
   2004                   10.32           0.04                0.09        (0.06)                --       10.39     1.29(6)
------------------------------------------------------------------------------------------------------------------------
AHA Balanced Fund
Institutional Class (commenced operations on October 20, 1988)
   2008*                $  9.23         $ 0.10              $(0.69)     $ (0.10)           $ (0.49)    $  8.05    (6.73)%(6)
   2007                    9.77           0.23                0.62        (0.23)             (1.16)       9.23     9.47
   2006^^^                 9.76           0.18                0.59        (0.18)             (0.58)       9.77     8.32
For the period July 1, through September 30,
   2005+                   9.62           0.04                0.14        (0.04)                --        9.76     1.87(6)
For the years ended June 30,
   2005                    8.98           0.16                0.64        (0.16)                --        9.62     8.97
   2004                    8.03           0.10(8)             0.97        (0.12)                --        8.98    13.41
   2003                    8.03           0.11                  --        (0.11)                --        8.03     1.40

                                             RATIO              RATIO
                                            OF NET             OF NET
                                         OPERATING          OPERATING
                                          EXPENSES           EXPENSES
                                        TO AVERAGE         TO AVERAGE
                                        NET ASSETS         NET ASSETS                RATIO
                               NET          BEFORE              AFTER               OF NET
                            ASSETS         WAIVERS            WAIVERS               INCOME
                               END               &                  $           INVESTMENT         PORTFOLIO
                         OF PERIOD       RECOVERED          RECOVERED           TO AVERAGE          TURNOVER
                             (000)      FEES(2)(3)         FEES(2)(3)     NET ASSETS(2)(3)           RATE(4)
-------------------------------------------------------------------------------------------------------------
AHA Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on December 22,1988)
   2008*                  $ 69,105            0.68%              0.75%                3.85%            23.64%
   2007                     44,365            0.77               0.76                 4.25             75.71
   2006^                    45,340            0.94               0.75                 3.24             86.31
For the period July 1, through September 30,
   2005+                   112,381            0.88(7)            0.86(7)              2.20(7)           4.33(6)
For the years ended June 30,
   2005                    128,501            0.79               0.78                 2.01            109.44
   2004                    159,949            0.73               0.73                 1.65             97.66
   2003                     96,605            0.83               0.85                 2.58               N/A
Class N (commenced operations on October 22, 2004)
   2008*                  $    428            0.93%              0.99%                3.59%            23.64%
   2007                        310            1.02               1.00                 3.99             75.71
   2006^                       358            1.18               1.00                 2.88             86.31
For the period July 1, through September 30,
   2005+                       822            1.11(7)            1.10(7)              1.95(7)           4.33(6)
For the period October 22, 2004 through June 30,
   2005                      1,070            1.07(7)            1.03(7)              1.75(7)         109.44
-------------------------------------------------------------------------------------------------------------
AHA Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
   2008*                  $ 43,587            0.67%              0.65%                4.44%            14.67%
   2007                     42,096            0.73               0.79                 4.48             54.97
   2006^^                   30,398            0.87               0.80                 4.20             91.35
For the period July 1, through September 30,
   2005+                    31,764            0.83(7)            1.00(7)              3.37(7)          17.47(6)
For the years ended June 30,
   2005                     31,960            0.95               1.00                 3.58            144.07
   2004                     28,958            0.98               1.00                 3.40            302.49
   2003                     31,264            1.29               1.00                 4.51               N/A
Class N (commenced operations on May 11, 2004)
   2008*                  $    779            0.91%              0.90%                4.12%            14.67%
   2007                        235            0.99               1.04                 4.23             54.97
   2006^^                      145            1.12               1.05                 3.95             91.35
For the period July 1, through September 30,
   2005+                       134            1.08(7)            1.25(7)              3.12(7)          17.47(6)
For the year ended June 30,
   2005                        134            1.20               1.25                 3.33            144.07
For the period May 11, through June 30,
   2004                        104            1.15(7)            1.25(7)              3.27(7)         302.49(6)
-------------------------------------------------------------------------------------------------------------
AHA Balanced Fund
Institutional Class (commenced operations on October 20, 1988)
   2008*                  $ 14,834            0.92%              1.00%                2.37%            41.93%
   2007                     16,885            1.00               1.00                 2.45            127.95
   2006^^^                  17,836            1.11               1.00                 1.83             73.58
For the period July 1, through September 30,
   2005+                    18,352            1.10(7)            0.98(7)              1.54(7)          13.53(6)
For the years ended June 30,
   2005                     18,088            1.25               1.20                 1.69             98.60
   2004                     16,930            1.31               1.50                 1.14             69.85
   2003                     18,615            1.81               1.50                 1.43               N/A

  +   THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.

  ^ ON OCTOBER 3, 2005, THE LIMITED MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE AHA LIMITED MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

 ^^ ON OCTOBER 3, 2005, THE FULL MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE AHA FULL MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

^^^ ON OCTOBER 3, 2005, THE BALANCED FUND WAS REORGANIZED INTO THE AHA BALANCED FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE
      NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2008.

(1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.

(2)   RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES.

(3) FOR THE PERIOD FROM NOVEMBER 1, 2001 THROUGH JUNE 30, 2003, THE FUND INVESTED SUBSTANTIALLY ALL OF ITS ASSETS IN A SEPARATE SERIES OF A MUTUAL FUND CALLED THE CCM ADVISORS FUNDS (THE "MASTER PORTFOLIO"), AND AS A RESULT, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF INCOME AND EXPENSES IN THE MASTER PORTFOLIO. THE MASTER PORTFOLIO HAD SUBSTANTIALLY SIMILAR OBJECTIVES, STRATEGIES AND POLICIES AS THE FUND.

(4) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.

(5) INCLUDES A TAX RETURN OF CAPITAL WHICH IS LESS THAN $0.01 PER SHARE, FOR THE FUND FOR THE YEAR ENDED JUNE 30, 2005.

(6)   NOT ANNUALIZED.

(7)   ANNUALIZED.

(8) NET INVESTMENT INCOME PER SHARE IS CALCULATED USING ENDING BALANCES PRIOR TO CONSIDERATION OF ADJUSTMENTS FOR PERMANENT BOOK AND TAX DIFFERENCES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 38

--------------------------------------------------------------------------------

                                                      NET
                     NET                     REALIZED AND                                         NET
                   ASSET                       UNREALIZED       DIVIDENDS   DISTRIBUTIONS       ASSET
                   VALUE          NET      GAINS (LOSSES)        FROM NET            FROM       VALUE
               BEGINNING   INVESTMENT                  ON      INVESTMENT        REALIZED         END    TOTAL
               OF PERIOD    INCOME(3)      INVESTMENTS(3)          INCOME           GAINS   OF PERIOD   RETURN
-------------------------------------------------------------------------------------------------------------------
AHA Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
   2008*          $18.48       $ 0.08              $(2.24)         $(0.06)         $(2.45)     $13.81   (12.87)%(5)
   2007            18.17         0.18                1.89           (0.18)          (1.58)      18.48    11.93
   2006^           17.42         0.15                1.55           (0.15)          (0.80)      18.17    10.16
For the period July 1, through September 30,
   2005+           16.79         0.02                0.63           (0.02)             --       17.42     3.88(5)
For the years ended June 30,
   2005            15.39         0.13                1.40           (0.13)             --       16.79     9.95
   2004            12.74         0.10                2.65           (0.10)             --       15.39    21.60
   2003            13.08         0.08(3)            (0.34)(3)       (0.08)             --       12.74    (1.98)
Class N (commenced operations on December 30, 2002)
   2008*          $18.52       $ 0.06              $(2.23)         $(0.06)         $(2.45)     $13.84   (13.01)%(5)
   2007            18.21         0.13(8)             1.89           (0.13)          (1.58)      18.52    11.62
   2006^           17.46         0.11                1.55           (0.11)          (0.80)      18.21     9.87
For the period July 1, through September 30,
   2005+           16.83         0.01                0.63           (0.01)             --       17.46     3.81(5)
For the years ended June 30,
   2005            15.43         0.09                1.40           (0.09)             --       16.83     9.66
   2004            12.75         0.06                2.65           (0.03)             --       15.43    21.24
For the period December 30, 2002, through June 30,
   2003            11.48         0.03(7)             1.26(7)        (0.02)             --       12.75    11.26(5)
-------------------------------------------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
   2008*          $12.12       $ 0.07              $(1.50)         $(0.07)         $(0.57)     $10.05   (12.19)%(5)
   2007            10.91         0.14                1.36           (0.14)          (0.15)      12.12    13.89
   2006^^          10.28         0.12                0.67           (0.11)          (0.05)      10.91     7.69
For the period July 1, through September 30,
   2005+            9.70         0.02                0.58           (0.02)             --       10.28     6.20(5)
For the period January 3, through June 30,
   2005            10.00         0.05               (0.30)          (0.05)             --        9.70    (2.48)(5)
Class N (commenced operations on August 12, 2005)
   2008*          $12.11       $ 0.06              $(1.50)         $(0.06)         $(0.57)     $10.04   (12.30)%(5)
   2007            10.90         0.12                1.36           (0.11)          (0.16)      12.11    13.64
   2006^^          10.28         0.09                0.67           (0.09)          (0.05)      10.90     7.40
For the period August 12, through September 30,
   2005            10.17         0.01                0.12           (0.02)             --       10.28     1.27(5)

                                  RATIO              RATIO
                                 OF NET             OF NET
                              OPERATING          OPERATING
                               EXPENSES           EXPENSES
                             TO AVERAGE         TO AVERAGE
                             NET ASSETS         NET ASSETS              RATIO
                     NET         BEFORE              AFTER             OF NET
                  ASSETS        WAIVERS            WAIVERS         INVESTMENT
                     END            AND                AND             INCOME         PORTFOLIO
               OF PERIOD      RECOVERED          RECOVERED         TO AVERAGE          TURNOVER
                   (000)     FEES(2)(3)         FEES(2)(3)   NET ASSETS(2)(3)           RATE(4)
--------------------------------------------------------------------------------------------------
AHA Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
   2008*       $  82,676           0.95%              0.99%              1.04%            90.58%
   2007          102,232           0.99               1.02               0.98            115.99
   2006^          94,653           1.09               1.01               0.87             99.16
For the period July 1, through September 30,
   2005+          81,447           1.08(6)            1.13(6)            0.46(6)          20.08(5)
For the years ended June 30,
   2005           81,510           1.07               1.05               0.78            128.37
   2004           68,068           1.02               1.02               0.67             97.51
   2003           55,564           1.18(3)            1.18(3)            0.61(3)            N/A
Class N (commenced operations on December 30, 2002)
   2008*       $   8,334           1.20%              1.24%              0.80%            90.58%
   2007           10,400           1.24               1.27               0.73            115.99
   2006^          11,122           1.34               1.26               0.62             99.16
For the period July 1, through September 30,
   2005+           9,451           1.34(6)            1.38(6)            0.20(6)          20.08(5)
For the years ended June 30,
   2005            8,842           1.32               1.30               0.53            128.37
   2004            7,392           1.27               1.27               0.42             97.51
For the period December 30, 2002, through June 30,
   2003            6,454           1.45(6)(7)         1.45(6)(7)         0.48(6)(7)         N/A
--------------------------------------------------------------------------------------------------
AHA Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
   2008*       $  52,234           0.92%              1.10%              1.38%            19.27%
   2007           56,490           1.00               0.94               1.19             29.38
   2006^^         45,003           1.12               1.04               1.10             28.57
For the period July 1, through September 30,
   2005+          21,795           1.24(6)            1.15(6)            0.90(6)           6.89(5)
For the period January 3, through June 30,
   2005           20,510           1.16(6)            1.12(6)            1.43(6)          47.56(5)
Class N (commenced operations on August 12, 2005)
   2008*       $     760           1.17%              1.35%              1.13%            19.27%
   2007              741           1.25               1.19               0.94             29.38
   2006^^            281           1.37               1.29               0.80             28.57
For the period August 12, through September 30,
   2005               15           1.69(6)            1.43(6)            0.74(6)           6.89(5)

  +   THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.

  ^ ON OCTOBER 3, 2005, THE DIVERSIFIED EQUITY FUND WAS REORGANIZED INTO THE AHA DIVERSIFIED EQUITY FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

 ^^ ON OCTOBER 3, 2005, THE SOCIALLY RESPONSIBLE EQUITY FUND WAS REORGANIZED INTO THE AHA SOCIALLY RESPONSIBLE EQUITY FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2008.

(1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.

(2)   RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES.

(3) FOR THE PERIOD FROM NOVEMBER 1, 2001 THROUGH JUNE 30, 2003, THE FUND INVESTED SUBSTANTIALLY ALL OF ITS ASSETS IN A SEPARATE SERIES OF A MUTUAL FUND CALLED THE CCM ADVISORS FUNDS (THE "MASTER PORTFOLIO"), AND AS A RESULT, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF INCOME AND EXPENSES IN THE MASTER PORTFOLIO. THE MASTER PORTFOLIO HAD SUBSTANTIALLY SIMILAR OBJECTIVES, STRATEGIES AND POLICIES AS THE FUND.

(4) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.

(5)   NOT ANNUALIZED.

(6)   ANNUALIZED.

(7) FOR THE PERIOD FROM DECEMBER 30, 2002 THROUGH JUNE 30, 2003, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF ITS MASTER PORTFOLIO.

(8) PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 39
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

The AHA Investment Funds (the "AHA Funds") are series of CNI Charter Funds (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a business trust under the laws of Delaware on October 28, 1996. Each of the AHA Funds commenced operations on October 3, 2005, the effective date of the reorganization of each corresponding series (each a "Predecessor Fund" and collectively the "Predecessor Funds") of AHA Investment Funds, Inc. (the "AHA Company"), a registered investment company organized on March 14, 1988 under the laws of Maryland. On May 17, 2005, the Board of Directors of the AHA Company approved the reorganization of the Predecessor Funds into the newly established corresponding AHA Fund series of the Trust.

The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund (the "Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund (the "Full Maturity Fund"), the AHA Balanced Fund (the "Balanced Fund"), the AHA Diversified Equity Fund (the "Diversified Fund"), and the AHA Socially Responsible Equity Fund (the "Socially Responsible Fund") (each a "Fund" and, collectively, the "Funds"). The shares of common stock of the Funds are divided into two classes: Class N Shares and Institutional Class Shares. As of March 31, 2008, only the Institutional Class Shares of the Funds and the Class N Shares of the Limited Maturity Fund, the Full Maturity Fund, the Diversified Fund, and the Socially Responsible Fund had commenced operations.

Effective as of the commencement of business on October 17, 2007, the designation of the Class A shares of Limited Maturity Fund, Full Maturity Fund, Diversified Equity Fund and Socially Responsible Fund was changed to Class N. There were no changes to the rights, fees or expenses of the Class A shares or services provided to Class A shareholders in connection with the change in designation to Class N.

Expenses related to the reorganization and reimbursements to the Adviser for reorganization related expenses were incurred and paid by the Funds. These amounts are subject to recapture within the next three fiscal years.

2.   SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair values; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will


                         AHA INVESTMENT FUNDS | PAGE 40

--------------------------------------------------------------------------------

determine the value after taking into consideration relevant information reasonably available to the Committee. The Funds held no fair valued securities as of March 31, 2008.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net asset value each day.

FUND DISTRIBUTIONS - The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains are distributed to shareholders at least annually.

3.   INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS

The Funds have an Investment Management Agreement dated October 1, 2005 (the "Agreement") with CCM Advisors, LLC (the "Adviser"), an affiliate of City National Asset Management, Inc. ("CNAM, Inc."), with which certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective through September 30, 2006, the Adviser had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)

                      Limited      Full                                Socially
                      Maturity   Maturity   Balanced   Diversified   Responsible
                        Fund       Fund       Fund         Fund          Fund
--------------------------------------------------------------------------------
Institutional Class     0.75%      0.80%      1.00%       1.01%         1.04%
Class A                 1.00%      1.05%       N/A        1.26%         1.29%
--------------------------------------------------------------------------------

Effective November 1, 2006, the Adviser has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)

                      Limited      Full                                Socially
                      Maturity   Maturity   Balanced   Diversified   Responsible
                        Fund       Fund       Fund         Fund          Fund
--------------------------------------------------------------------------------
Institutional Class     1.00%      1.00%      1.00%       1.25%         1.25%
Class N                 1.25%      1.25%       N/A        1.50%         1.50%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six months ended March 31, 2008, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser in the amount of $22,959, $7,368, $25,460 and $51,812 for the Limited Maturity Fund, the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, respectively.


                         AHA INVESTMENT FUNDS | PAGE 41
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

As of March 31, 2008, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

                                               Potential Amount of
Fund                                              Recovery (000)     Expiration
--------------------------------------------------------------------------------
Limited Maturity Fund                                 $ 128             2009
                                                          3             2010
Balanced Fund                                            19             2009
                                                         18             2010
--------------------------------------------------------------------------------

THE PATTERSON CAPITAL CORPORATION and CNAM, INC. act as the sub-advisers on behalf of the Limited Maturity Fund and are paid by the Adviser.

ROBERT W. BAIRD & CO., INCORPORATED and BOYD WATTERSON ASSET MANAGEMENT, LLC act as sub-advisers on behalf of the AHA Full Maturity Fund and are paid by the Adviser.

ROBERT W. BAIRD & CO., INCORPORATED and FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC act as sub-advisers on behalf of the Balanced Fund and are paid by the Adviser.

FREEMAN ASSOCIATES INVESTMENT MANAGEMENT, LLC act as sub-advisers on behalf of the Diversified Fund and are paid by the Adviser. Effective February 29, 2008, TURNER INVESTMENT PARTNERS, INC. commenced acting as sub-adviser for a portion of the Diversified Fund and is paid by the Adviser.

SKBA CAPITAL MANAGEMENT, LLC acts as the sub-adviser on behalf of the Socially Responsible Fund and is paid by the Adviser.

4.   ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Fund's administrator. Effective with the reorganization into the CNI Charter Funds on October 3, 2005, under the terms of the Agreement dated April 1, 1999, as amended, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion, but not exceeding $7.5 billion, and 0.02% of aggregate average net assets of the Trust exceeding $7.5 billion.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class N Shares of each Fund.

SEI Investments Management Corporation serves as Transfer Agent for the Trust whereby it provides services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Citigroup Fund Services, LLC serves as sub-transfer agent for the AHA Funds whereby it provides services at an annual rate of $14,000 per share class.

U.S. Bank, N.A. (the "Custodian") serves as custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

Certain officers of the Trust are also officers of the Adviser, CNAM, Inc. or the Administrator. Such officers are paid no fees by the Trust or the AHA Funds for serving as officers of the Funds.

5.   FEDERAL INCOME TAXES

It is each Fund's policy to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and the Funds intend to distribute investment company net taxable income and net capital gains to share-holders. Therefore, no Federal income tax provision is required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.


                         AHA INVESTMENT FUNDS | PAGE 42

--------------------------------------------------------------------------------

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended September 30, 2007 and September 30, 2006 are shown below (000s):

                                               Ordinary    Long-term
                                                Income    Capital Gain    Total
Fund                                             (000)        (000)       (000)
--------------------------------------------------------------------------------
Limited Maturity Fund
   September 2007                              $  1,857   $         --   $ 1,857
   September 2006                                 2,460             --     2,460
Full Maturity Fund
   September 2007                                 1,626             --     1,626
   September 2006                                 1,394             85     1,479
Balanced Fund
   September 2007                                   997          1,553     2,550
   September 2006                                   635            787     1,422
Diversified Fund
   September 2007                                 3,146          6,832     9,978
   September 2006                                 1,057          4,157     5,214
Socially Responsible Fund
   September 2007                                   629            659     1,288
   September 2006                                   370             --       370

As of September 30, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000s):

                           Undistributed Undistributed    Capital                   Unrealized      Other             Total
                             Ordinary      Long-term       Loss      Post-October  Appreciation   Temporary  Distributable Earnings
                              Income     Capital Gain  Carryforwards    Losses    (Depreciation) Differences  (Accumulated Losses)
Fund                           (000)         (000)         (000)        (000)         (000)         (000)             (000)
-----------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Fund        $   161         $   --       $ (2,462)     $ (97)        $    81      $  (150)        $ (2,467)
Full Maturity Fund               151             --           (399)        (4)             25         (142)            (369)
Balanced Fund                    316            479             --         --             765           --            1,560
Diversified Fund               3,837          8,165             --         --           9,351           --           21,353
Socially Responsible Fund        784          2,000             --         --           5,333           --            8,117

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2006 through September 30, 2007 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2007, the breakdown of capital loss carryforwards was as follows (000s):

                                                        Expiring
                                       -----------------------------------------
                                        2012    2013    2014      2015     Total
Fund                                   (000)   (000)   (000)     (000)     (000)
--------------------------------------------------------------------------------
Limited Maturity Fund                  $  76   $ 838   $ 133   $ 1,415   $ 2,462
Full Maturity Fund                        --      64      46       289       399
--------------------------------------------------------------------------------

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2008 for each of the Funds were as follows (000s):

                                           Aggregate      Aggregate          Net
                                             Gross          Gross        Unrealized
                             Federal      Unrealized     Unrealized     Appreciation
                            Tax Cost     Appreciation   Depreciation   (Depreciation)
Fund                          (000)          (000)          (000)           (000)
--------------------------------------------------------------------------------------
Limited Maturity Fund       $   67,793    $     1,301   $       (100)  $        1,201
Full Maturity Fund              43,947          1,322           (558)             764
Balanced Fund                   15,418            568           (953)            (385)
Diversified Fund                94,807          4,395         (7,786)          (3,391)
Socially Responsible Fund       53,448          3,628         (4,145)            (517)
--------------------------------------------------------------------------------------


                         AHA INVESTMENT FUNDS | PAGE 43
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

6.   CAPITAL SHARE TRANSACTIONS (000S):

The share transactions for the six months ended March 31, 2008 (unaudited) and the year ended September 30, 2007 are as follows:

                                   LIMITED MATURITY FUND (000)   FULL MATURITY FUND (000)   BALANCED FUND (000)
                                   ---------------------------   ------------------------   --------------------

                                     03/31/08       09/30/07       03/31/08     09/30/07    03/31/08   09/30/07
--------------------------------------------------------------   ------------------------   --------------------
INSTITUTIONAL CLASS
   Shares Sold                          2,176            226              9        1,107         --          --
   Shares Issued in Reinvestment
      of Dividends                         76             40             52           51         12           4
   Shares Redeemed                        (61)          (371)            --           (8)        --          --
--------------------------------------------------------------   ------------------------   --------------------
   Total Net Change                     2,191           (105)            61        1,150         12           4
==============================================================   ========================   ====================
CLASS N
   Shares Sold                             28              9             53            9
   Shares Issued in Reinvestment
      of Dividends                          1              1              1            1
   Shares Redeemed                        (19)           (15)            (2)          (1)
--------------------------------------------------------------   ------------------------
   Total Net Change                        10             (5)            52            9
==============================================================   ========================

                                                                         SOCIALLY
                                        DIVERSIFIED FUND (000)    RESPONSIBLE FUND (000)
                                       ------------------------  ------------------------

                                        03/31/08      09/30/07     03/31/08    09/30/07
---------------------------------------------------------------  ------------------------
INSTITUTIONAL CLASS
   Shares Sold                               473           728          585        1,164
   Shares Issued in Reinvestment
      of Dividends                           558           367          280          108
   Shares Redeemed                          (575)         (773)        (326)        (737)
---------------------------------------------------------------  ------------------------
   Total Net Change                          456           322          539          535
===============================================================  ========================
CLASS N
   Shares Sold                                15            70           17           45
   Shares Issued in Reinvestment
      of Dividends                            87            52            4            1
   Shares Redeemed                           (62)         (171)          (6)         (11)
---------------------------------------------------------------  ------------------------
   Total Net Change                           40           (49)          15           35
===============================================================  ========================


                         AHA INVESTMENT FUNDS | PAGE 44

--------------------------------------------------------------------------------

7.   SECURITIES TRANSACTIONS

Purchases and sales and maturities of investment securities, other than short-term investments, for the six months ended March 31, 2008 were as follows:

                                  Purchases        Sales & Maturities
------------------------------------------------------------------------
                            U.S. Gov't    Other    U.S. Gov't    Other
Fund                           (000)      (000)        (000)     (000)
------------------------------------------------------------------------
Limited Maturity Fund       $  30,348    $ 8,661   $   8,667    $ 4,206
Full Maturity Fund              4,869      3,817       3,599      2,334
Balanced Fund                     308      6,128         220     12,490
Diversified Fund                   --     87,373          --     94,363
Socially Responsible Fund          --     12,804          --     10,120
------------------------------------------------------------------------

8.   SECURITIES LENDING

The Custodian serves as the AHA Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income the Funds earned on securities purchased with cash collateral is reflected on the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There were no securities on loan for the period ended March 31, 2008.The AHA Funds terminated the program in January 2008.

9.   INVESTMENT RISKS

In the normal course of business, the AHA Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds' financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157,"Fair Value Measurements. "This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


                         AHA INVESTMENT FUNDS | PAGE 45
disclosure of fund expenses (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                                                                 BEGINNING     ENDING                  EXPENSES
                                                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                                   VALUE        VALUE       EXPENSE     DURING
                                                                  10/1/07      3/31/08      RATIOS      PERIOD*
----------------------------------------------------------------------------------------------------------------
AHA LIMITED MATURITY FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                                             $ 1,000.00   $ 1,042.80     0.75%      $   3.83
Class N                                                           1,000.00     1,041.50     0.99%          5.05

HYPOTHETICAL 5% RETURN
Institutional Class                                             $ 1,000.00   $ 1,021.25     0.75%      $   3.79
Class N                                                           1,000.00     1,020.09     0.99%          5.00
----------------------------------------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                                             $ 1,000.00   $ 1,043.70     0.65%      $   3.32
Class N                                                           1,000.00     1,041.50     0.90%          4.59

HYPOTHETICAL 5% RETURN
Institutional Class                                             $ 1,000.00   $ 1,021.75     0.65%      $   3.29
Class N                                                           1,000.00     1,020.50     0.90%          4.55
----------------------------------------------------------------------------------------------------------------
AHA BALANCED FUND
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                                             $ 1,000.00   $   932.70     1.00%      $   4.83

HYPOTHETICAL 5% RETURN
Institutional Class                                             $ 1,000.00   $ 1,020.00     1.00%      $   5.05

                                                                 BEGINNING     ENDING                  EXPENSES
                                                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                                   VALUE        VALUE       EXPENSE     DURING
                                                                  10/1/07      3/31/08      RATIOS      PERIOD*
----------------------------------------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY FUND
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                                             $ 1,000.00   $   871.30     0.99%      $   4.63
Class N                                                           1,000.00       869.90     1.24%          5.80

HYPOTHETICAL 5% RETURN
Institutional Class                                             $ 1,000.00   $ 1,020.05     0.99%      $   5.00
Class N                                                           1,000.00     1,018.80     1.24%          6.26
----------------------------------------------------------------------------------------------------------------
AHA SOCIALLY RESPONSIBLE EQUITY FUND
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                                             $ 1,000.00   $   878.10     1.10%      $   5.16
Class N                                                           1,000.00       877.00     1.35%          6.33

HYPOTHETICAL 5% RETURN
Institutional Class                                             $ 1,000.00   $ 1,020.35     1.10%      $   4.70
Class N                                                           1,000.00     1,019.10     1.35%          5.96
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).


                         AHA INVESTMENT FUNDS | PAGE 46
approval of sub-advisory agreement (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of CNI Charter Funds (the "Trust") is comprised of five Trustees, four of whom are independent of the Trust's investment advisers and sub-advisers (the "Independent Trustees"). During the six months ended March 31, 2008, the Board and the Independent Trustees approved a new sub-advisory agreement (the "Agreement") between CCM Advisors, LLC ("CCMA") and Turner Investment Partners, Inc. ("Turner") with respect to the AHA Diversified Equity Fund (the "Fund").

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its review of the Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the services to be performed by Turner. In considering these matters, the Independent Trustees discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of CCMA or Turner were present.

The Board reviewed extensive materials regarding the investment results of Turner's core growth equity composite, advisory fee comparisons, financial and profitability information provided by Turner, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel Turner proposed would provide services to the Fund.

In deciding to approve the Agreement, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services to be provided by Turner, the Board considered a variety of matters including the background, education and experience of Turner's key portfolio management and operational personnel; Turner's overall financial strength and stability; its regulatory compliance systems and procedures; its resources and ability to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed Turner's investment philosophy and processes as well as its brokerage, trading and soft dollar practices.

INVESTMENT PERFORMANCE

The Board reviewed information regarding the historical composite performance of Turner's core growth equity accounts, noting that the returns of Turner's composite were significantly higher than those of the Russell 1000 Growth index for the one-, three-, five-, seven-, and ten-year and since-inception periods ended December 31, 2007.

ADVISORY FEES

The Board also reviewed information regarding the advisory fees proposed to be charged under the Turner sub-advisory agreement, noting that those fees were within the range of fees charged by Turner to other investment companies and institutional clients. The Board noted that CCMA pays the Fund's sub-advisory fees out of CCMA's advisory fee, and that the Fund's asset levels currently were not so substantial that they could lead to significant economies of scale.

The Board also considered information prepared by Turner relating to its projected costs and profits with respect to the Fund. The Board recognized that Turner would not receive benefits other than investment advisory fees as a result of its relationship with the Fund, except the intangible benefits of any reputation enhancement and exposure within the community of investment management companies arising in connection with the Fund's performance.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the proposed Turner sub-advisory agreement represents fair and reasonable compensation in light of the nature and quality of the services proposed to be provided by Turner to the Fund and its shareholders, and that approval of the sub-advisory agreement is in the best interest of both the Fund and its shareholders.


                         AHA INVESTMENT FUNDS | PAGE 47
notes

--------------------------------------------------------------------------------

For more information on CNI Charter Funds, including charges and expenses, visit cnicharterfunds.com or call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

                     [LOGO]
               AMERICAN HOSPITAL
                  ASSOCIATION

             AHA INVESTMENT FUNDS(TM)
        A SERIES OF THE CNI CHARTER FUNDS

CCM Advisors, LLC is the AHA-sponsored investment advisor for the AHA Investment Program

                                                 CNI CHARTER FUNDS(SM) [LOGO](R)
                www.ahafunds.org
                                                      CNI-SA-003-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.









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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CNI Charter Funds


By (Signature and Title)*                  /s/ Richard A. Weiss
                                           ---------------------------
                                           Richard A. Weiss, President & CEO

Date May 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard A. Weiss
                                           ---------------------------
                                           Richard A. Weiss, President & CEO

Date May 27, 2008

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ---------------------------
                                           Eric Kleinschmidt, Controller and COO

Date May 27, 2008

* Print the name and title of each signing officer under his or her signature.